                                                      Registration Nos. 33-43390
                                                                        811-2441
                As filed with the Commission on April 20, 1999
                    ______________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
      Pre-Effective Amendment No.                                         [ ]
                                 -----
      Post-Effective Amendment No. 17                                     [X]
                                  -----

                                    and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.  74                                                   [X]
                   -----

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                              2727 Allen Parkway
                          Houston, Texas  77019-2191
       (Address of Depositor's Principal Executive Officers) (Zip Code)
                                (713) 831-8471
              (Depositor's Telephone Number, including Area Code)

                               Pauletta P. Cohn
                           Associate General Counsel
                        American General Life Companies
                  2727-A Allen Parkway, Houston, Texas  77019
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

     [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  On April 30, 1999 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  On                 pursuant to paragraph (a)(1) of Rule 485
             ---------------

If appropriate, check the following:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
          Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

                                GENERATIONS(TM)
                FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                          DEFERRED ANNUITY CONTRACTS
                                  OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                   P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
                        1-800-200-3883; 1-713-831-3505

American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus.

You may use American General Life Insurance Company Separate Account D ("the Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual fund series of the Van Kampen Life Investment Trust ("Trust") and the Morgan Stanley Dean Witter Universal Funds, Inc. ("Fund"):

 .  Van Kampen Life Investment Trust                        .  Morgan Stanley Dean Witter Universal Funds, Inc.
   .  Domestic Income Portfolio                               .  Asian Equity Portfolio
   .  Emerging Growth Portfolio                               .  Emerging Markets Equity Portfolio
   .  Enterprise Portfolio                                    .  Equity Growth Portfolio
   .  Government Portfolio                                    .  Global Equity Portfolio
   .  Growth and Income Portfolio                             .  International Magnum Portfolio
   .  Money Market Portfolio                                  .  Fixed Income Portfolio
   .  Morgan Stanley Real Estate Securities Portfolio         .  High Yield Portfolio
   .  Strategic Stock Portfolio                               .  Mid Cap Value Portfolio
                                                              .  Value Portfolio

You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "Statement") dated April 30, 1999. We have filed the Statement with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the Statement appears at page 53 of this Prospectus. You may obtain a free copy of the Statement if you write or call AGL's Annuity Administration Department, which is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The telephone number is 1-800-200-3883. You may also obtain the Statement through the SEC's Web site at http://www.sec.gov.

You should rely only on the information contained in this document or that we have referred you to. We have not authorized anyone to provide you with information that is different.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

This Prospectus is valid only if you also receive current fund prospectuses of the Van Kampen Life Investment Trust and the Morgan Stanley Dean Witter Universal Funds, Inc.

                This Prospectus is dated April 30, 1999.

                                   CONTENTS



Definitions................................................................................    4
Fee Table..................................................................................    7
Synopsis of Contract Provisions............................................................   10
   Minimum Investment Requirements.........................................................   10
   Purchase Payment Accumulation...........................................................   10
   Fixed and Variable Annuity Payments.....................................................   11
   Changes in Allocations Among Divisions and Guarantee Periods............................   11
   Surrenders and Withdrawals..............................................................   11
   Cancellation Rights.....................................................................   12
   Death Proceeds..........................................................................   12
   Limitations Imposed by Retirement Plans and Employers...................................   12
   Communications to Us....................................................................   12
   Financial and Performance Information...................................................   13
   Other Information.......................................................................   14
Selected Accumulation Unit Data  (Unaudited)...............................................   15
Financial Information......................................................................   15
AGL........................................................................................   15
Separate Account D.........................................................................   16
The Series.................................................................................   16
   Voting Privileges.......................................................................   18
The Fixed Account..........................................................................   19
   Guarantee Periods.......................................................................   19
   Crediting Interest......................................................................   20
   New Guarantee Periods...................................................................   20
Contract Issuance and Purchase Payments....................................................   21
   Minimum Requirements....................................................................   21
   Payments................................................................................   22
Owner Account Value........................................................................   22
   Variable Account Value..................................................................   22
   Fixed Account Value.....................................................................   23
Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value...   23
   Transfers...............................................................................   23
   Automatic Rebalancing...................................................................   26
   Surrenders..............................................................................   26
   Partial Withdrawals.....................................................................   27
Annuity Period and Annuity Payment Options.................................................   27
   Annuity Commencement Date...............................................................   27
   Application of Owner Account Value......................................................   28
   Fixed and Variable Annuity Payments.....................................................   28
   Annuity Payment Options.................................................................   29
   Election of Annuity Payment Option......................................................   29
   Available Annuity Payment Options.......................................................   30
   Transfers...............................................................................   31
Death Proceeds.............................................................................   32
   Death Proceeds Before the Annuity Commencement Date.....................................   32
   Death Proceeds After the Annuity Commencement Date......................................   33

   Proof of Death..........................................................................   34
Charges Under the Contracts................................................................   34
   Premium Taxes...........................................................................   34
   Surrender Charge........................................................................   35
   Special Surrender Charge Rules for Contracts Bought After October 1, 1998...............   36
   Transfer Charges........................................................................   37
   Annual Contract Fee.....................................................................   37
   Charge to the Separate Account..........................................................   38
   Miscellaneous...........................................................................   38
   Systematic Withdrawal Plan..............................................................   38
   One-Time Reinstatement Privilege........................................................   39
   Reduction in Surrender Charges or Administrative Charges................................   39
Long-Term Care and Terminal Illness........................................................   39
   Long-Term Care..........................................................................   39
   Terminal Illness........................................................................   39
Other Aspects of the Contracts.............................................................   39
   Owners, Annuitants and Beneficiaries; Assignments.......................................   40
   Reports.................................................................................   40
   Rights Reserved by Us...................................................................   40
   Payment and Deferment...................................................................   41
Federal Income Tax Matters.................................................................   42
   General.................................................................................   42
   Non-Qualified Contracts.................................................................   42
   Individual Retirement Annuities ("IRAs")................................................   44
   Roth IRAs...............................................................................   46
   Simplified Employee Pension Plans.......................................................   47
   Simple Retirement Accounts..............................................................   47
   Other Qualified Plans...................................................................   47
   Private Employer Unfunded Deferred Compensation Plans...................................   48
   Federal Income Tax Withholding and Reporting............................................   49
   Taxes Payable by AGL and the Separate Account...........................................   49
Distribution Arrangements..................................................................   49
Services Agreements........................................................................   50
Legal Matters..............................................................................   50
Year 2000 Considerations...................................................................   51
Other Information on File..................................................................   52
Contents of Statement of Additional Information............................................   53

                                  DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of the Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as Annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department is located at 2727-A Allen Parkway, Houston, Texas 77019-2191. The mailing address is P.O. Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, 2727-A Allen Parkway, Houston, Texas 77019-2191; Mailing address - P.O. Box 1401, Houston, Texas 77251-1401; 1-800-200-3883 or 713-831-3505.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are part of either the Van Kampen Life Investment Trust or the Morgan Stanley Dean Witter Universal Funds, Inc.

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Synopsis of Contract Provisions - Communications to Us.") You must use special forms your sales representative or we provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

                                   FEE TABLE

The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly under a Contract. The table reflects expenses of the Separate Account and the Series. We may also deduct amounts for state premium taxes or similar assessments, where applicable.

TRANSACTION CHARGES

     Front-End Sales Charge Imposed on Purchases......................... 0%
     Maximum Surrender Charge/1/......................................... 6%
     (computed as a percentage of purchase payments surrendered)
     Transfer Fee...................................................... $ 0/2/

ANNUAL CONTRACT FEE/3/................................................. $30

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Variable Account Value)

     Mortality and Expense Risk Charge................................ 1.25%
     Administrative Expense Charge.................................... 0.15%
                                                                       ----
  Total Separate Account Annual Expenses.............................. 1.40%
                                                                       ====
-------------------------
/1/ This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."
/2/ This charge is $25 after the 12th transfer during each Contract Year before the Annuity Commencement Date.
/3/  This charge does not apply during the Annuity Period.

The Series' Annual Expenses/1,2/  (as a percentage of average net  assets)

Series                                            Management         Other           Annual
                                                  Fees After        Expenses        Expenses
                                                  Expense        After Expense    After Expense
                                                Reimbursement    Reimbursement    Reimbursement
                                                -------------    -------------    -------------
Domestic Income                                     0.01%            0.59%            0.60%
Emerging Growth                                     0.32%            0.53%            0.85%
Enterprise                                          0.46%            0.14%            0.60%
Government                                          0.37%            0.23%            0.60%
Growth and Income                                   0.26%            0.49%            0.75%
Money Market                                        0.11%            0.49%            0.60%
Morgan Stanley Real Estate Securities               1.00%            0.08%            1.08%
Strategic Stock                                     0.00%            0.65%            0.65%
Asian Equity                                        0.00%            1.21%            1.21%
Emerging Markets Equity                             0.00%            1.95%            1.95%
Equity Growth                                       0.09%            0.76%            0.85%
Global Equity                                       0.32%            0.83%            1.15%
International Magnum                                0.15%            1.00%            1.15%
Fixed Income                                        0.06%            0.64%            0.70%
High Yield                                          0.15%            0.65%            0.80%
Mid Cap Value                                       0.23%            0.82%            1.05%
Value                                               0.08%            0.77%            0.85%
-----------------
/1/  The Series' advisers have entered into administrative services agreements with AGL. The advisers pay fees to AGL for these services. The fees do not have a direct relationship to the Series' Annual Expenses. (See "Services Agreements.")

/2/  Management fees and other expenses would have been the percentages shown in the following table without certain voluntary expense reimbursements from the investment adviser.

                                                Management         Other          Total Annual
                                                   Fees          Expenses           Expenses
                                                ----------       --------         ------------
Domestic Income                                  0.50%             0.59%              1.09%
Emerging Growth                                  0.70%             0.53%              1.23%
Enterprise                                       0.50%             0.14%              0.64%
Government                                       0.50%             0.23%              0.73%
Growth and Income                                0.60%             0.49%              1.09%
Money Market                                     0.50%             0.49%              0.99%
Morgan Stanley Real Estate Securities            1.00%             0.08%              1.08%
Strategic Stock                                  0.50%             0.75%              1.25%
Asian Equity                                     0.80%             2.00%              2.80%
Emerging Markets Equity                          1.25%             2.20%              3.45%
Equity Growth                                    0.55%             0.76%              1.31%
Global Equity                                    0.80%             0.83%              1.63%
International Magnum                             0.80%             1.00%              1.80%
Fixed Income                                     0.40%             0.64%              1.04%
High Yield                                       0.50%             0.65%              1.15%
Mid Cap Value                                    0.75%             0.82%              1.57%
Value                                            0.55%             0.77%              1.32%

Example The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you surrender your Contract (or if you annuitize under circumstances where you owe a surrender charge)/3/, and if you assume a 5% annual return on assets:

If all amounts are invested               1 year          3 years         5 years         10 years
in one of the following Series            ------          -------         -------         --------
------------------------------

Domestic Income                           $75             $110            $147            $239
Emerging Growth                           $78             $118            $160            $265
Enterprise                                $75             $110            $147            $239
Government                                $75             $110            $147            $239
Growth and Income                         $77             $114            $155            $255
Money Market                              $75             $110            $147            $239
Morgan Stanley Real Estate Securities     $80             $124            $172            $288
Strategic Stock                           $76             $111            $150            $245
Asian Equity                              $81             $128            $177            $294
Emerging Markets Equity                   $89             $150            $214            $370
Equity Growth                             $78             $118            $160            $265
Global Equity                             $81             $127            $175            $295
International Magnum                      $81             $127            $175            $295
Fixed Income                              $76             $113            $152            $250
High Yield                                $77             $116            $158            $260
Mid Cap Value                             $80             $124            $170            $285
Value                                     $78             $118            $160            $265

Example   The following expenses would apply to a $1,000 investment at the end of the applicable time period, if you do not surrender your Contract (or if you annuitize under circumstances where a surrender charge is not payable)/3/, and if you assume a 5% annual return on assets:


If all amounts are invested               1 year          3 years         5 years         10 years
in one of the following Series            ------          -------         -------         --------
------------------------------
Domestic Income                           $21             $ 65            $111            $239
Emerging Growth                           $24             $ 73            $124            $265
Enterprise                                $21             $ 65            $111            $239
Government                                $21             $ 65            $111            $239
Growth and Income                         $23             $ 69            $119            $255
Money Market                              $21             $ 65            $111            $239
Morgan Stanley Real Estate Securities     $26             $ 79            $136            $288
Strategic Stock                           $22             $ 66            $114            $245
Asian Equity                              $27             $ 83            $141            $294
Emerging Markets Equity                   $35             $105            $178            $370
Equity Growth                             $24             $ 73            $124            $265
Global Equity                             $27             $ 82            $139            $295
International Magnum                      $27             $ 82            $139            $295
Fixed Income                              $22             $ 68            $116            $250
High Yield                                $23             $ 71            $122            $260
Mid Cap Value                             $26             $ 79            $134            $285
Value                                     $24             $ 73            $124            $265

-------------------------
/3/  See "Surrender Charge" for a description of the circumstances when you may be required to pay the Surrender Charge upon annuitization.

THE EXAMPLES ARE NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. The examples assume an estimated average Account Value of $40,000 for each of the Divisions.


                        SYNOPSIS OF CONTRACT PROVISIONS

You should read this synopsis together with the other information in this Prospectus. The purpose of the Contracts is to provide retirement benefits through

     .  the accumulation of purchase payments on a fixed or variable basis; and

     . the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract.
(See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Division) or Guarantee Period under your Contract to the Money Market Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 17 available Divisions of the Separate Account. Each Division invests solely in shares of one of 17 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

Over the lifetime of your Contract, you may allocate part or all of your Account Value to no more than 18 Divisions and Guarantee Periods. This limit includes those Divisions and Guarantee Periods from which you have either transferred or withdrawn all of your Account Value previously allocated to such Divisions or Guarantee Periods. For example, if you allocate 100% of your initial purchase payment to the Money Market Division, you have selected the Money Market Division as one of the 18 Divisions and Guarantee Periods available to you. When you transfer all of your Account Value from the Money Market Division, it remains in one of the 18 Divisions and Guarantee Periods available to you, even if you never again allocate any of your Account Value on a new purchase payment to the Money Market Division.

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age and, in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHTS

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period. If you send the items by mail, properly addressed and postage prepaid, we will consider them received at our Home Office on the date we actually receive them.

We will refund to you, in most states, the sum of:

   .   your Account Value; and

   .   any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments if it is larger than the amount just described. Other states allow us to refund only the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

We include financial statements of AGL and Separate Account D in the Statement of Additional Information (see "Contents of Statement of Additional Information.") The Separate Account financial statements include information about the Divisions that invest in the Trust and the Fund.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Domestic Income Division, the Government Division, and the Growth and Income Division may also advertise "yield." The Money Market Division may advertise "yield" and "effective yield."

The performance information that we may present is not an estimate or guarantee of future investment performance and does not represent the actual investment experience of amounts invested by a particular Owner. Additional information concerning a Division's performance appears in the Statement.

Total Return and Yield Quotations. Average annual total return, total return, and cumulative total return figures measure the net income of a Division and any realized or unrealized gains or losses of the underlying investments in the Division, over the period stated. Average annual total return figures are annualized and represent the average annual percentage change in the value of an investment in a Division over the period stated. Total return figures are also annualized, but do not, as described below, reflect deduction of any applicable Surrender Charge or Annual Contract Fee. Cumulative total return figures represent the cumulative change in the value of an investment in a Division for various periods stated.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (seven-day period for the Money Market Division), expressed as a percentage of the value of the Division's Accumulation Units. Yield is an annualized figure, which means that we assume that the Division generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the Money Market Division similarly, but include the increase due to assumed compounding. The Money Market Division's effective yield will be slightly higher than its yield due to this compounding effect.

Average annual total return figures reflect deduction of all recurring charges and fees applicable under the Contract to all Owner accounts, including the following:

   .   the Mortality and Expense Risk Charge,

   .   the Administrative Expense Charge,

   . the applicable Surrender Charge that may be charged at the end of the period in question; and

   .   a prorated portion of the Annual Contract Fee.

Yield, effective yield, total return, and cumulative total return figures do not reflect deduction of any Surrender Charge that we may impose upon partial withdrawal, and thus may be higher than if such charge were deducted. Total return and cumulative total return figures also do not reflect deduction of the Annual Contract Fee.

Division Performance. The investment performance for each Division that invests in a corresponding Series will reflect the investment performance of that Series for the periods stated. This information appears in the Statement. For periods before the date the Contracts became available, we calculate the performance information for a Division on a hypothetical basis. In so doing, we reflect deductions of current Separate Account fees and charges under the Contract from the historical performance of the corresponding Series. We may waive or reimburse certain fees or charges applicable to the Contract. Such waivers or reimbursements will affect each Division's performance results.

Information about the investment experience of the Series of the Funds appears in the prospectuses of the Fund.

AGL may also advertise or report to Owners its ratings as an insurance company by the A. M. Best Company. Each year, A. M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's Ratings range from A++ to F.

AGL may also advertise or report to Owners its ratings as to claims-paying ability by the Standard & Poor's Corporation. A Standard & Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard & Poor's ratings range from AAA to D.

AGL may additionally advertise its ratings as to claims-paying ability by the Duff & Phelps Credit Rating Co. A Duff & Phelps claims-paying ability rating is an assessment of a company's insurance claims-paying ability. Duff & Phelps' ratings range from AAA to CCC.

Current ratings from A.M. Best, Standard & Poor's, and Duff & Phelps may be used from time to time in any advertising about the Contracts, as well as in any reports that publish the ratings.

The ratings from A.M. Best, Standard & Poor's, and Duff & Phelps reflect the claims paying ability and financial strength of AGL. They are not a rating of investment performance that purchasers of insurance products funded through separate accounts, such as the Separate Account, have experienced or are likely to experience in the future.

OTHER INFORMATION

AGL may also advertise endorsements from organizations, individuals or other parties that recommend AGL or the Contracts. AGL may occasionally include in advertisements (1) comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or (2) discussions of alternative investment vehicles and general economic conditions.

                  SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following table shows the Accumulation Unit value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit value and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations.


                                           Accumulation    Accumulation   Accumulation    Accumulation    Accumulation
                                           Unit Values     Unit Values    Unit Values         Units           Units
                                           (Beginning of        at             at          Outstanding     Outstanding
 Division                                  Period)*          12/31/97       12/31/98       at 12/31/97     at 12/31/98
 --------                                  -------------   ------------   ------------    ------------    ------------
Domestic Income                             $ 8.951759      $ 9.781081     $10.315892       140,179.030     349,478.346
Emerging Growth                             $ 7.012841      $ 7.942509     $10.774584       627,503.779   1,387,157.729
Enterprise                                  $14.101272      $17.240471     $21.251692       436,617.612     981,102.075
Government                                  $ 8.702150      $ 9.402347     $10.069069        93,147.080     645,398.780
Growth and Income                           $ 5.000000      $ 5.889714     $ 6.947234     1,883,485.263   4,147,031.927
Money Market                                $ 7.771505      $ 8.010579     $ 8.297154       195,357.851     396,621.092
Morgan Stanley Real Estate Securities       $ 7.469787      $ 8.930383     $ 7.783444       226,773.370     637,896.039
Strategic Stock                             $ 5.000000      $ 5.113696     $ 5.874906       453,980.311   2,531,896.466
Asian Equity                                $ 5.227120      $ 2.866335     $ 2.644425        70,260.047     231,259.462
Emerging Markets Equity                     $ 5.055192      $ 4.592849     $ 3.434261       320,283.628     582,059.420
Equity Growth                               $ 4.960272      $ 6.241285     $ 7.341937       848,910.769   2,137,697.309
Global Equity                               $ 4.982000      $ 5.905700     $ 6.607712       430,927.305   1,230,933.378
International Magnum                        $ 5.061205      $ 5.318456     $ 5.715332       968,270.623   1,565,948.526
Fixed Income                                $ 5.003078      $ 5.408434     $ 5.754670       218,999.860     492,032.803
High Yield                                  $ 5.051645      $ 5.574231     $ 5.760334       533,823.765   1,359,950.410
Mid Cap Value                               $ 5.001685      $ 6.585704     $ 7.527388     1,004,597.420   2,433,905.631
Value                                       $ 4.944849      $ 5.801721     $ 5.599234     1,484,693.134   2,522,464.631

-------------------------
* The dates when the Divisions commenced operations are as follows: the Growth and Income, Emerging Markets Equity, Equity Growth, and Value Divisions, January 29, 1997; the Emerging Growth and Fixed Income Divisions, January 30, 1997; the Enterprise, Morgan Stanley Real Estate Securities, Global Equity, High Yield, and Mid Cap Value Divisions, February 5, 1997; the International Magnum Division, February 10, 1997; the Money Market Division, February 25, 1997; the Government Division, March 3, 1997; the Domestic Income Division, March 5, 1997; the Asian Equity Division, June 13, 1997; the Strategic Stock Division, November 3, 1997.


                             FINANCIAL INFORMATION

The financial statements of AGL appear in the Statement. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of Separate Account D also appear in the Statement. They provide financial information about the Divisions which invest in the Series of the Trust and the Fund. (See "Contents of Statement of Additional Information.")


                                      AGL

AGL is a stock life insurance company which was organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of Delaware in 1917.

AGL is an indirect, wholly-owned subsidiary of American General Corporation, a diversified financial services holding company engaged primarily in the insurance business. The commitments under the Contracts are AGL's, and American General Corporation has no legal obligation to back those commitments.

                              SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 69 Divisions, 17 of which are available under the Contracts offered by the Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business, and the assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.


                                  THE SERIES

The Separate Account has 17 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of eight separate investment Series of the Trust and nine separate Series of the Fund.

The Trust and the Fund offer shares of these Series, without sales charges, exclusively to insurance company variable annuity and variable life insurance separate accounts and not directly to the public. The Trust and the Fund also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL.

We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in the Trust or the Fund could cause the contracts or Contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in the Trust or the Fund, if a material irreconcilable conflict arises between separate accounts. In such event, the Trust or the Fund may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust or Fund shares. At the same time, the Trust's Board of Trustees, the Fund's Board of Directors and we will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of the Trust in which the available Divisions invest are as follows:

     Van Kampen Life Investment Trust
     --------------------------------

        Domestic Income Portfolio
        Emerging Growth Portfolio
        Enterprise Portfolio
        Government Portfolio
        Growth and Income Portfolio
        Money Market Portfolio
        Morgan Stanley Real Estate Securities Portfolio
        Strategic Stock Portfolio

Van Kampen Asset Management Inc. is the investment adviser of each Series of the Trust. Van Kampen Funds Inc. is the distributor of shares of each Series of the Trust.

The names of the Series of the Fund in which the available Divisions invest are as follows:

     Morgan Stanley Dean Witter Universal Funds, Inc.
     ------------------------------------------------

        Asian Equity Portfolio
        Emerging Markets Equity Portfolio
        Equity Growth Portfolio
        Global Equity Portfolio
        International Magnum Portfolio
        Fixed Income Portfolio
        High Yield Portfolio
        Mid Cap Value Portfolio
        Value Portfolio

Morgan Stanley Dean Witter Investment Management Inc. is the investment adviser of the Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, and International Magnum Portfolios. (On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. The investment adviser continues to use the name Morgan Stanley Asset Management, in some instances.) Miller Anderson & Sherrerd, LLP is the investment adviser of the Fixed Income, High Yield, Mid Cap Value and Value Portfolios. Morgan Stanley & Co. Incorporated is the distributor of shares of each Series of the Fund.

The investment advisers and the distributors are all wholly-owned subsidiaries of Morgan Stanley Dean Witter & Co. Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services.

Before selecting any Division, you should carefully read the prospectus. The prospectus provides more complete information about the Series in which that Division invests, including investment objectives and policies, charges and expenses.

You can find information about the investment performance of the Series of the Trust in the Statement. You can find information about the experience of the investment advisers to the Series of the Fund in the prospectus for the Fund. You may obtain additional copies of a prospectus by contacting AGL's Home Office at the addresses and phone numbers on the first page of this Prospectus. When making your request, please indicate the names of the Series in which you are interested.

High yielding fixed-income securities, such as those in which the Domestic Income Portfolio and the High Yield Portfolio invest, are subject to greater market fluctuations and risk of loss of income and principal than investments in lower yielding fixed-income securities. You should carefully read about these Series in the Trust and Fund prospectuses and related statements of additional information and consider your ability to assume the risks of making an investment in the Divisions that invest in them.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

  .  You, as the Owner, before the Annuity Commencement Date; and

  .  The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

  . For each Owner before the Annuity Commencement Date, we will divide (1) the Owner's Variable Account Value invested in the corresponding Division by
     (2) the net asset value of one share of that Series.

  . For each Annuitant or payee during the Annuity Period, we will divide (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

  . Shares for which we receive instructions, in accordance with those instructions; and

  . Shares for which we receive no instructions, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.


                               THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts.
Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we offer at the time.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request at least three business days before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 15 days and not more than 45 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rates from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a chosen Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate to one Guarantee Period than to another Guarantee Period that is the same length but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

Proceeds from an exchange, rollover or transfer accrue interest, if you allocate them to the Fixed Account within 60 days following the date of application for a Contract. We credit interest to such proceeds during the Guarantee Period chosen. We calculate interest at a rate that is the higher of: (1) the current interest rate we use on the date of application for the Guarantee Period selected; or (2) the current interest rate we use on the date we receive the proceeds. Proceeds that we receive more than 60 days after the date the application is signed will receive interest at the rate in effect on the date we receive the proceeds. The interest rate we use remains in effect for the duration of the applicable Guarantee Period.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time.


                    CONTRACT ISSUANCE AND PURCHASE PAYMENTS

The minimum initial purchase payment is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum subsequent purchase payment is $100. We reserve the right to modify these minimums at our discretion.

Your application to purchase a Contract must be on a Written application that we provide and that you sign. AGL and Van Kampen Funds, Inc., as distributor of the Contracts, may agree on a different medium or format for the application. When a purchase payment accompanies an application to purchase a Contract and you have properly completed the application, we will either--

  . process the application, credit the purchase payment, and issue the Contract; or

  . reject the application and return the purchase payment within two Valuation Dates after receipt of the application at our Home Office.

If you have not completed the application or have not completed it correctly, we will request additional documents or information within five Valuation Dates after receipt of the application at our Home Office.

If we have not received a correctly completed application within five Valuation Dates after receipt of the purchase payment at our Home Office, we will return the purchase payment immediately. However, you may specifically consent to our retaining the purchase payment until you complete the application. In that case, we will credit the initial purchase payment as of the end of the Valuation Period in which we receive, at our Home Office, the last information required to process the application.

We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

We reserve the right to reject any application or purchase payment for any reason.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance to the Money Market Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made.

We will waive these minimum requirements for transfers under the automatic rebalancing program. (See "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire or by exchange from another insurance company. You may obtain further information about how to make purchase payments by either of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus.

You may make purchase payments pursuant to employer sponsored plans only with our agreement.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Periods of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.


                              OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date--

  . Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

  . Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date--

  . Your Fixed Account Value is the sum of your Fixed Account Value in each Guarantee Period.

  . Your Fixed Account Value in any Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the minimum Guaranteed Interest Rate stated in your Contract).


            TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
                       WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your
Contract and before the Annuity Commencement Date.   The following rules apply:

  . You may transfer your Account Value at any time among the available Divisions of the Separate Account and Guarantee Periods. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

  . If a transfer causes your Account Value in any Division or Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or Guarantee Period in the same proportion as the transfer request.

  . You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

  . You may transfer no more than 25% of the Account Value you allocated to a Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers (1) from the one-year Guarantee Period, (2) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (3) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe above, will apply to this plan. Under this plan, we will automatically transfer amounts from the Money Market Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other Divisions. By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Division only when the price is high. An automatic transfer plan does not guarantee a profit and it doesn't protect against a loss if market prices decline. You will select--

  .  the amount we are to transfer under the plan,

  . the frequency of the transfers--either monthly, quarterly, semi-annually, or annually; and

  .  the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

  .  make new purchase payments; and

  . who do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will--

  .  not count towards the 12 free transfers each Contract Year,

  .  not incur a $25 charge,

  .  not be subject to the 25% limitation on transfers from a Guarantee Period;
     and

  .  not be subject to the minimum Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Privilege form and given it to us. The form provides certain rules about telephone transfers that you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

  .  verification of the Contract number,

  .  verification of the identity of the caller,

  .  verification of both the Annuitant's and Owner's names; and

  .  a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-200-3883.

We have not designed the Contracts for professional market timing organizations or other entities using programmed and frequent transfers. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable period.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender of a Contract.

We will pay you the following upon full surrender:

  . your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

  .  minus any applicable Surrender Charge,

  .  minus any uncollected Contract Fee (see "Annual Contract Fee"); and

  .  minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and Guarantee Periods, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Division), we reserve the right to transfer the remaining balance to the Money Market Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, unless it exceeds the surrender value of your Contract. In that case, we pay the surrender value of your Contract. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. The Section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.


                  ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

  . We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

  . We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

  . If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

  . The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3.5% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3.5%. Conversely, a Variable Annuity Payment will be less than the previous month if the Division's investment return is at an annual rate less than 3.5%.

ANNUITY PAYMENT OPTIONS

Sixty to ninety days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows--

  . We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

  . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania because the Annuity Commencement Date cannot exceed age 90.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements--

  . where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

  . where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after your or the Annuitant's death. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the Statement. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee. Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

                                DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurred before the Annuity Commencement
Date:

  . the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

  . the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

  . the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this Section).

The death proceeds, before deduction of any applicable premium taxes and other applicable tax, will equal the greatest of --

  . the sum of all net purchase payments made (less any premium taxes and other applicable tax we deducted previously and all prior partial withdrawals);

  . the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

  .  the HIGHEST ANNIVERSARY VALUE before the date of death, as defined below.

       The HIGHEST ANNIVERSARY VALUE before the date of death will be determined as follows:

       (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday (We will thereafter use only the highest of the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

       (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Years; and

       (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Years.

            The HIGHEST ANNIVERSARY VALUE will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive--

  .  proof of the Owner's or Annuitant's death, and

  .  a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

  .  We will distribute all amounts--

     (a)  within five years of the date of death, or

     (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

  . If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

  . If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

  .  have all the remaining rights and powers under a Contract, and

  .  be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this Section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

  .  a certified death certificate;

  . a certified decree of a court of competent jurisdiction as to the finding of death;

  . a written statement by a medical doctor who attended the deceased at the time of death; or

  .  any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.


                          CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

  .  from purchase payment(s) when received;

  .  from the Owner's Account Value at the time annuity payments begin;

  .  from the amount of any partial withdrawal; or

  . from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, or surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3.5%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                   Surrender Charge as a
       Year of Purchase            Percentage of Purchase
       Payment Withdrawal          Payment Withdrawn
       ------------------          ----------------------
            1st                            6%
            2nd                            6%
            3rd                            5%
            4th                            5%
            5th                            4%
            6th                            3%
            7th                            2%
            Thereafter                     0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

  .  total surrender;

  .  partial withdrawal;

  .  commencement of an Annuity Payment Option; and

  .  termination due to insufficient Account Value.

The Surrender Charge will NOT apply to withdrawals in the following circumstances:

  . the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

  .  death of the Annuitant, at any age, after the Annuity Commencement Date;

  . death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

  . death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

  . annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

  .  within the 30-day window under the One-Time Reinstatement Privilege;

  .  terminal illness (see "Long-Term Care and Terminal Illness");

  . the surrender of a Contract, or the withdrawal of Contract Value (limited to the Variable Account Value and the one year Guarantee Period) of a Contract, issued to Owners who are: (1) employees or registered representatives (or the spouses or minor children of employees or registered representatives) of any broker-dealer authorized to sell the Contracts, or (2) officers, directors, or bona-fide full-time employees of AGL, American General Securities Incorporated, the principal underwriter of the Contracts, or their affiliated companies, or Van Kampen Distributors, the distributor of the Contracts, or its affiliated companies (These waivers of Surrender Charge are based upon the Contract Owner's status at the time the Contract was purchased.);

  . the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that
     (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

  . any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS BOUGHT AFTER OCTOBER 1, 1998

The 10% free withdrawal privilege discussed above is a 15% free withdrawal privilege if you bought your Contract after October 1, 1998. The affected discussion follows using "15%" in place of "10%."

(NEW JERSEY HAS NOT APPROVED THE FOLLOWING RULES AS OF THE DATE OF THIS PROSPECTUS. PLEASE ASK YOUR SALES REPRESENTATIVE OR CALL OUR HOME OFFICE TO FIND OUT IF THESE RULES APPLY. YOU ARE SUBJECT TO THE RULES DESCRIBED FOR CONTRACTS PURCHASED BEFORE OCTOBER 2, 1998 IF THESE RULES DO NOT APPLY.)

The Surrender Charge will NOT apply to withdrawals in the following circumstances, if you bought your Contract after October 1, 1998:

  . the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that
     (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

  . any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

Upon selection of an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option. We use this method for all Contracts regardless of when they were purchased.

TRANSFER CHARGES

We describe the charges to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

ANNUAL CONTRACT FEE

We will deduct an Annual Contract Fee of $30 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Periods and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into
 .15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that

  .  our actuarial estimate of mortality rates may prove erroneous,

  .  Annuitants will live longer than expected, and

  . more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The prospectus for each Series describes the charges and expenses.

We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from payment schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If the Account Value is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.


                      LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDER WE DESCRIBE BELOW IS NOT AVAILABLE IN ALL STATES. YOU SHOULD ASK YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE TO TELL YOU IF IT APPLIES TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.


                        OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

  .  reflect a change in the Separate Account or any Division;

  .  create new separate accounts;

  . operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

  . transfer any assets in any Division to another Division, to one or more separate accounts, or to the Fixed Account;

  . add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

  .  add, restrict or remove Guarantee Periods of the Fixed Account;

  .  make any new Division available to you on a basis we determine;

  . substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

  . make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

  . commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state law that applies; or

  .  make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months.
Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

  . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

  . the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

  .  the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.


                          FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with a competent tax adviser before purchasing a Contract.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax adviser on these issues.

The discussion does not address federal estate and gift tax, social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisers to the Series to use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons -- that is, Owners such as corporations -- are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments.   Part of each annuity payment received after the
Annuity Commencement Date is excludible from gross income.

In the case of Fixed Annuity Payments, the excludible portion is found by multiplying:

  .  the amount paid by,

  . the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portions of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity Contracts or Contracts we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

  .  made on or after the recipient reaches age 59 1/2,

  .  made on account of the recipient's becoming disabled,

  . that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

  . that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint life (or joint life expectancies) of the Annuitant and the Beneficiary, provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, in any year, deduct from their taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse. Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income not in excess of $31,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $41,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $31,000 and $41,000, the deduction decreases to zero, based on the amount of income. Beginning in 2000, that income range will increase, as follows:

--------------------------------------------------------------------------------
    2000          2001          2002          2003          2004       2005 and
                                                                      thereafter
--------------------------------------------------------------------------------
  $32,000       $33,000       $34,000       $40,000       $45,000      $50,000
     to            to            to            to            to           to
  $42,000       $43,000       $44,000       $50,000       $55,000      $60,000
--------------------------------------------------------------------------------

Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $51,000 and $61,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) Beginning in 2000, the income range over which the otherwise deductible portion of an IRA purchase payment will be phased out for married individuals filing joint tax returns will increase as follows:

-----------------------------------------------------------------------------------------
  2000       2001       2002       2003       2004       2005       2006      2007 and
                                                                             thereafter
-----------------------------------------------------------------------------------------
$52,000    $53,000    $54,000    $60,000    $65,000    $70,000    $75,000    $ 80,000
   to         to         to         to         to         to         to          to
$62,000    $63,000    $64,000    $70,000    $75,000    $80,000    $85,000    $100,000
-----------------------------------------------------------------------------------------

A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may, in any year, deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $2,000 or 100% of the individual's earned income. For the individual, the adjusted gross income range over which the otherwise deductible portion of an IRA purchase payment will be phased out is $150,000 to $160,000.

Tax Free Rollovers.  Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if, the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

  .  annuities paid over a life or life expectancy,

  .  installments for a period of ten years or more; and

  .  required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or other recipients' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

  . distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability),

  . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income and withdrawals for medical insurance (without regard to the 7.5% AGI floor) if the individual has received unemployment compensation under federal or state law for at least 12 consecutive weeks under certain conditions,

  . distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and

  . distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Distributions of minimum amounts required by the Code must commence by April 1 of the calendar year following the calendar year in which the Annuitant reaches age 70 1/2 or retires (whichever is later). Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.") Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

ROTH IRAS

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to $2,000 per year. This permitted contribution is phased out for adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

An individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years, and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employee may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 15% of an employee's compensation or $30,000.

SIMPLE RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract, and other amounts. A lump-sum distribution will not be includible in income in the year of distribution if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

  . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age 59 1/2 (except in the case of death or disability),

  . made after the employee's separation from service on account of early retirement after attaining age 55,

  . made to pay for qualified higher education or first-time home buyer expenses,

  . made to an alternate payee pursuant to a qualified domestic relations order, if the alternate payee is the spouse or former spouse of the employee; or

  . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income and withdrawals for medical insurance (without regard to the 7.5% AGI floor) if the individual has received unemployment compensation under federal or state law for at least 12 consecutive weeks under certain conditions.

Annuity Payments.  A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). Failure to comply with the minimum distribution rules will result in a penalty tax of 50% of the amount by which the minimum distribution required exceeds the actual distribution.

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income, and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some cases, if you own more than one Qualified annuity Contract, the Contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. You may rely on distributions from another annuity contract or Contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.


                           DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) American General Securities Incorporated ("AGSI"), the principal underwriter of the Contracts, (2) Van Kampen Funds Inc. ("VK Funds"), or (3) other broker-dealer firms. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, VK Funds and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.

AGSI is a wholly-owned subsidiary of AGL. AGSI's principal business address is 2727 Allen Parkway, Houston, Texas 77019-2191.

AGL offers the Contracts on a continuous basis. AGL and VK Funds have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts.

AGL compensates VK Funds and other broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 7.0% of purchase payments that Owners make. AGL may also pay continuing "trail" commissions of up to 0.75% of Owner Account Value.

AGL also has agreed to pay VK Funds for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special
promotional campaigns.   From time to time, VK Funds may engage in special
promotions where VK Funds pays additional compensation to one or more of the broker-dealers that sell the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."


                              SERVICES AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

AGL has entered into administrative services agreements with the advisers for the mutual funds that offer shares to the Divisions. AGL receives fees for the administrative services it performs. These fees do not result in any additional charges under the Contracts that are not described under "Charges under the Contracts. "


                                 LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners. Steven A. Glover, Senior Counsel of AGLC has passed upon the legality of the Contracts described in this Prospectus. Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised AGL on certain federal securities law matters.

                           YEAR 2000 CONSIDERATIONS

Internal Systems. AGL's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are being undertaken by its key business units with centralized oversight. Each business unit, including AGL, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of our information technology and non-information technology systems; (2) assess which items in the inventory may expose us to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of our critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

Third Party Relationships. We have relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) AGL and include organizations with which we exchange information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that we exercise less, or no, control over Year 2000 readiness. We developed a plan to assess and attempt to reduce the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to AGL. A more detailed evaluation will be completed during first quarter 1999 as part of our contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, our testing activities will extend through 1999.

Contingency Plans. AGL and its affiliates have commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. We are currently developing contingency plans and expect to substantially complete all contingency planning activities during the second quarter of 1999.

Risks and Uncertainties. Based on our plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, we believe that we will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on AGL's future results of operations, liquidity, or financial condition. However, due to the size and complexity of this project, risks and uncertainties exist, and we cannot predict a most reasonably likely worst case scenario. If conversion of our internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing our plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on our operations following the turn of the century.

Costs. Through December 31, 1998, AGL has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on our results of operations or financial condition. In addition, we have elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans.
Costs of the replacement systems are not passed to Divisions of the Separate Account.


                           OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information..................................................2
Regulation and Reserves..............................................2
Independent Auditors.................................................3
Services.............................................................3
Principal Underwriter................................................3
Annuity Payments.....................................................4
  Gender of Annuitant................................................4
  Misstatement of Age or  Gender and Other Errors....................4
Change of Investment Adviser or Investment Policy....................4
Performance Data for the Divisions...................................5
  Average Annual Total Return Calculations...........................5
  Cumulative Total Return Calculations...............................6
  Hypothetical Performance...........................................6
  Yield Calculations.................................................9
  Money Market Division Yield and Effective Yield Calculations.......9
  Performance Comparisons...........................................10
Effect of Tax-Deferred Accumulation.................................11
Financial Statements................................................12
Index to Financial Statements.......................................13


                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

               INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT
                                  INTRODUCTION

THIS DISCLOSURE STATEMENT IS DESIGNED FOR OWNERS OF IRAs ISSUED BY AMERICAN GENERAL LIFE INSURANCE COMPANY ON OR AFTER APRIL 30, 1999.

This Disclosure Statement is not part of your contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. You must refer to your contract to determine your specific rights and obligations thereunder.

                                   REVOCATION

If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your contract is delivered that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your contract, within that period. If such notice is mailed within 20 days, current contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:
               American General Life Insurance Company
               Annuity Administration Department
               P. O. Box 1401
               Houston, Texas  77251-1401
               (Phone No. (800) 200-3883) and (713) 831-3505

                                  ELIGIBILITY

Under Internal Revenue Code ("Code") Section 219, if you are not an active participant (see A. below), you may make a contribution of up to the lesser of $2,000 or 100% of compensation and take a deduction for the entire amount contributed. If you are a married individual filing a joint return, and your compensation is less than your spouse's, the total deduction will, in general, be the lesser of $4,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to your spouse. If you are an active participant, but have an adjusted gross income (AGI) below a certain level (see B. below), you may still make a deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.

A.  ACTIVE PARTICIPANT

You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP), any Simple Retirement Account or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

If you are married, (i) filed a separate tax return, and did not live with your spouse at any time during the year, or (ii) filed a joint return and have a joint AGI of less than $150,000, your spouse's active participation will not affect your ability to make deductible contributions. If you are married and file jointly, your deduction will be phased out between an AGI of $150,000 to $160,000.

B.  ADJUSTED GROSS INCOME (AGI)

If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, the Threshold Level is $30,000. If you are married and file a joint tax return, the Threshold Level is $50,000. If you are married but file a separate tax return, the Threshold Level will be $0.

For taxable years beginning in 1999, the Threshold Levels for single individuals and for married individuals filing jointly will increase as follows:

                                              Threshold Level
                                     ----------------------------------
For taxable years beginning in:      Single    Married (filing jointly)
-------------------------------      -------   ------------------------
       1999                          $31,000           $51,000
       2000                          $32,000           $52,000
       2001                          $33,000           $53,000
       2002                          $34,000           $54,000
       2003                          $40,000           $60,000
       2004                          $45,000           $65,000
       2005                          $50,000           $70,000
       2006                          $50,000           $75,000
       2007 and thereafter           $50,000           $80,000

A married individual filing a joint tax return, who is not an active participant, but whose spouse is, may, in any year, make deductible IRA contributions equal to the lesser of $2,000 or 100% of the individual's earned income. The Threshold Level for such individual is $150,000.

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $2,000. In the case of a married individual filing jointly and earning less than his or her spouse, the maximum Allowable Deduction is the lesser of $2,000 or the spouse's income, less any deductible IRA contributions or contributions to a Roth IRA. You can estimate your Deduction Limit as follows:

(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS.)

       $10,000 - Excess AGI  x  Maximum Allowable Deduction  =  Deduction Limit
       --------------------
          $10,000

For the taxable year beginning in 2007, the deduction limit for married individuals filing jointly will be determined as follows:

       $10,000 - Excess AGI
       --------------------
          $20,000         x  Maximum Allowable Deduction  = Deduction Limit

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     EXAMPLE 1: Ms. Smith, a single person, is an active participant and has an AGI of $31,619. In 1998, she would calculate her deductible IRA contribution as follows:

          Her AGI is $31,619
          Her Threshold Level is $30,000
                  Her Excess AGI is (AGI - Threshold Level) or ($36,619-$30,000) = $6,619
          Her Maximum Allowable Deduction is $2,000

          So, her IRA deduction limit is:

                  $10,000 - $6,619
                  ----------------
                    $10,000      x $2,000 = $676 (rounded to $680)

     EXAMPLE 2: Mr. and Mrs. Young file a joint tax return. Each spouse earns more than $2,000 and one is an active participant. Their 1999 combined AGI is $55,255. Neither spouse contributed to a Roth IRA. They may each contribute to an IRA and calculate their deductible contributions to each IRA as follows:

       Their AGI is $55,255
       Their Threshold Level is $51,000
       Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $51,000) =
       $4,255
       The Maximum Allowable Deduction for each spouse is $2,000
       So, each spouse may compute his or her IRA deduction limit as follows:

               $10,000 - 4,255
               ---------------
                  $10,000        x $2,000 = $1,149 (rounded to $1,150)

     EXAMPLE 3: If, in Example 2, Mr. Young did not earn any compensation, each spouse could still contribute to an IRA and calculate their deductible contribution to each IRA as in Example 2.

     EXAMPLE 4: In 1998, Mr. Jones, a married person, files a separate tax return and is an active participant. He has $1,500 of compensation and wishes to make a deductible contribution to an IRA.

       His AGI is $1,500
       His Threshold Level is $0
       His Excess AGI is (AGI - Threshold Level) or $1,500-$0) = $1,500 His Maximum Allowable Deduction is $2,000
       So, his IRA deduction limit is:
            $10,000 - $1,500  x $2,000 = $1,700
            ----------------
               $10,000

       Even though his IRA deduction limit under the formula is $1,700, Mr. Jones may not deduct an amount in excess of his compensation, so, his actual deduction is limited to $1,500.

                      NON-DEDUCTIBLE CONTRIBUTIONS TO IRAs

Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $2,000 (or up to $4,000 in the case of married individuals filing a joint return), you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA ($4,000 in the case of married individuals filing a joint return). The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

You may make a $2,000 contribution (or up to $4,000 in the case of married individuals filing a joint return) at any time during the year, if your compensation for the year will be at least $2,000 (or up to $4,000 in the case of married individuals filing a joint return), without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                               IRA DISTRIBUTIONS

Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of non-deductible contributions will not be taxed again when received by you. If you make any non-deductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of deductible contributions, if any, and account earnings).

Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

       Remaining
Non-Deductible Contributions
----------------------------
Year-End Total IRA Balances  x  Total Distributions  =  Nontaxable Distributions
                                  (for the year)             (for the year)


To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

  EXAMPLE: An individual makes the following contributions to his or her IRA(s).

YEAR                                        DEDUCTIBLE    NON-DEDUCTIBLE
----                                        ----------    --------------

     1990                                        $2,000
     1991                                         1,800
     1994                                         1,000           $1,000
     1996                                           600            1,400
                                                 ------           ------
                                                 $5,400           $2,400

     Deductible Contributions:                                    $5,400
     Non-Deductible Contributions:                                 2,400
     Earnings on IRAs:                                             1,200
                                                                  ------
     Total Account Balance of IRA(s) as of 12/31/98:              $9,000
     (before distributions in 1998).

In 1998, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/98 before 1998 distributions is $9,000. The non-taxable portion of the distributions for 1998 is figured as follows:

Total non-deductible contributions      $2,400
Total account balance in the IRAs,      ------
 before distributions                   $9,000 x $3,000  = $800

Thus, $800 of the $3,000 distribution in 1998 will not be included in the individual's taxable income. The remaining $2,200 will be taxable for 1998.

                               ROLLOVER IRA RULES

1.  IRA TO IRA

You may withdraw, tax-free, all or part of the assets from an IRA and reinvest them in one or more IRAs. The reinvestment must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the reinvestment. Amounts required to be distributed because the individual has reached age 70 1/2 may not be rolled over.

2.  EMPLOYER PLAN DISTRIBUTIONS TO IRA

All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under section 401(a)(9).

Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. Under the law, however, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 59 1/2, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options under the Act should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations (S)1.401(a)(31)-1, (S)1.402(c)-2T and
(S)31.3405(c)-1.

                     PENALTIES FOR PREMATURE DISTRIBUTIONS

If you receive a distribution from your IRA before you reach age 59 1/2, an additional tax of 10 percent will be imposed under Code (S)72(t), unless the distribution (a) occurs because of your death or disability, (b) is for certain medical care expenses or to an unemployed individual for health insurance premiums, (c) is received as a part of a series of substantially equal payments over your life or life expectancy, (d) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your beneficiary, or (e) the distribution is contributed to a rollover IRA, (f) is used for a qualified first time home purchase for you, your spouse, children, grandchildren, or ancestor, subject to a $10,000 lifetime maximum or (g) is for higher education purposes for you, your spouse, children or grandchildren.

                             MINIMUM DISTRIBUTIONS

Under the rules set forth in Code (S)408(b)(3) and (S)401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways: (a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70 1/2; or
(b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your named beneficiary; (c) a period not extending beyond your life expectancy; or (d) a period not extending beyond the joint life expectancy of you and your named beneficiary.

If you do not satisfy the minimum distribution requirements, then, pursuant to Code (S)4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   REPORTING

You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                            PROHIBITED TRANSACTIONS

Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code (S)4975.

Borrowing any money from this IRA would, under Code (S)408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

Use of this contract as security for a loan from the Company, if such loan were otherwise permitted, would, under Code (S)408(e)(4), cause the portion so used to be treated as a taxable distribution.

                              EXCESS CONTRIBUTIONS

Tax Code (S)4973 imposes a 6 percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to an IRA for that year over the lesser of his or her taxable compensation or $2,000. (Different limits apply in the case of a spousal IRA arrangement.) If the excess contribution is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty.

                                  IRS APPROVAL

Your annuity contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Arrangements. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM AN IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                              FINANCIAL DISCLOSURE
   (GENERATIONS VARIABLE ANNUITY, FORM NOS. 95020 REV 896 AND 95021 REV 896)

This Financial Disclosure is applicable to IRAs using a Generations Variable Annuity (contract form numbers 95020 Rev 896 or 95021 Rev 896) purchased from American General Life Insurance Company on or after April 30, 1999.

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

  (a) A maximum annual contract maintenance charge of $30 deducted at the end of each contract year.

  (b) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

  (c) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

  (d) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

  (e) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

          6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

          6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

          5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

          5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

          4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

          3% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

          2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

       There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

       Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

  (f) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of .15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

  (g) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.60% and 1.95%.

                  (THIS DOCUMENT IS NOT PART OF A PROSPECTUS)

         ROTH INDIVIDUAL RETIREMENT ANNUITY (IRA) DISCLOSURE STATEMENT

                                  INTRODUCTION

This Disclosure Statement is designed for owners of Roth IRAs issued by American General Life Insurance Company after April 30, 1999.

This Disclosure Statement is not part of your contract but contains general and standardized information which must be furnished to each person who is issued a Roth IRA. You must refer to your contract to determine your specific rights and obligations thereunder.

Revocation. If you are purchasing a new or rollover Roth IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 10 days from the date your contract is delivered that you do not desire to retain your Roth IRA, written notification to the Company must be mailed, together with your contract, within that period. If such notice is mailed within 10 days, current contract value or contributions if required, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:
     American General Life Insurance Company
     Annuity Administration Department
     P. O. Box 1401
     Houston, Texas  77251-1401
     (Phone No. (800) 200-3883 and (713) 831-3505).

Deductibility. Contributions to your Roth IRA are not deductible on your personal income tax return. Your Roth IRA contributions are made with money that has already been taxed.

Eligibility. You can contribute up to the amount of your earned income, but not more than $2,000 in any one year, even if you are age 70 1/2 or older. In addition, non-working spouses can contribute to a Roth IRA, provided the working spouse has at least as much earned income as both spouses will contribute to their respective Roth IRAs.

Contribution Limits. Contributions to your Roth IRA are subject to the limitations described in sections 408A and 219 of the Internal Revenue Code of 1986, as amended (the "Code"). In general, you may contribute up to $2,000 per year to your Roth IRA. However, contributions to your Roth IRA must be aggregated with contributions to traditional deductible or non-deductible IRAs for purposes of the annual $2,000 limit. In addition, your contribution limit may be lower than $2,000 if your adjusted gross income (AGI) exceeds a certain amount. For married individuals filing a joint return with AGI between $150,000 and $160,000, single individuals with AGI between $95,000 and $110,000 and married individuals filing separately with an AGI between $0 and $10,000, the $2,000 annual contribution limit is gradually phased out. These limits apply without regard to whether either spouse is an active participant, as that term is defined in Code section 219.

                                   Page 1-R

Applying the Contribution Limits. If your AGI exceeds the contribution limits described above, then you may determine the extent to which your contribution is phased out by using the following formula:

     (1)  Start with your AGI.
     (2)  Subtract from the amount in (1):
          a)  $150,000 if filing a joint return
          b)  $0 if married filing a separate return
          c) $95,000 if single, head of household or married filing a separate return and you lived apart from your spouse during the entire year.
     (3) Divide the result in (2) by $15,000 ($10,000 if filing a joint return).
     (4) Multiply your contribution limit (after reduction for any contributions to traditional IRAs) by the result in (3).
     (5) Subtract the result in (4) from your contribution limit before this reduction. The result is your reduced contribution limit.

You may round your reduced contribution limit up to the nearest $10. If your reduced contribution limit is more than $0, but less than $200, increase the limit to $200.

     Example. You are a single individual with taxable compensation of $113,000. You want to make the maximum allowable contribution to your Roth IRA for 1998. Your AGI for 1998 is $100,000. You have not contributed to any traditional IRA, so your contribution limit before the AGI reduction is $2,000. Your reduced Roth IRA contribution is $1,350, figured as follows:

     (1) Modified AGI = $100,000
     (2) $100,000 - $95,000 = $5,000
     (3) $5,000 / $15,000 = .3333
     (4) $2,000 (contribution limit before adjustment) x .3333 = $667
     (5) $2,000 - $667 = $1,333. This figure is reduced up to the nearest $10, so your reduced Roth IRA contribution limit is $1,340.

Conversions or rollovers. Conversions or rollovers from a traditional IRA are only permitted for taxpayers whose AGI does not exceed $100,000 in the year of the conversion or rollover. Neither conversions nor rollovers are permitted for married individuals filing separate returns. Conversions or rollovers from traditional IRAs to Roth IRAs are generally taxed entirely in the year of the conversion or rollover. However, a special rule applies to conversions or rollovers from traditional IRAs to Roth IRAs during 1998. In these cases, you can elect instead to be taxed proportionately over the four-year period from 1998 through 2001. Conversions or rollovers to your Roth IRA are permitted only from a traditional IRA or another Roth IRA. You may not convert or roll over directly to a Roth IRA from a qualified plan described in section 401(a) or 401(k) of the Code, or from an annuity described in section 403(b) of the Code.

Taxation of Distributions. Distributions from your Roth IRA will be treated first as withdrawals of your regular contributions, then withdrawals of conversion or rollover contributions, then finally any earnings. Therefore, distributions will be non-taxable to the extent of your investment in your Roth IRA. However, a distribution from your Roth IRA may be subject to a 10% penalty tax, even if the distribution is not otherwise taxable, if it is a distribution of a conversion or rollover amount within

                                   Page 2-R
five years of the conversion or rollover. Your Roth IRA is not subject to the minimum distribution rules before death or to the incidental benefit rules, both of which are contained in section 401(a)(9).

Distributions from your Roth IRA which consist of earnings will be taxable unless they are:

1. Made at least five years after you established your first Roth IRA (whether the Roth IRA was established with regular contributions or conversion or rollover contributions); and

2. Made after you attain age 59 1/2, or for qualifying first-time homebuyer expenses (in accordance with section 72(t)(2)(F), or on account of your death or disability (as defined in section 72(m)(7)).

Taxable distributions may also be subject to a 10% penalty tax unless you are over age 59 1/2 or you meet one of several other exceptions to the penalty tax. In general, the same exceptions to the 10% penalty tax that apply to traditional IRAs also apply to Roth IRAs. See IRS publication 590 for a discussion of the exceptions to the penalty tax.

Post-death distributions. Upon your death, distributions from your Roth IRA to your beneficiary generally must commence by the end of the next calendar year and be paid over a period no longer than your beneficiary's life expectancy. Alternatively, your beneficiary can take a complete distribution of the balance of your Roth IRA account by the end of the fifth calendar year after your death.

Reporting. You are required to report penalty taxes due on excess contributions, excess accumulations, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

Excess contributions. You may be subject to a six percent tax on excess contributions if (1) contributions to your other individual retirement arrangements have been made in the same tax year, (2) your adjusted gross income exceeds the applicable limits in Article II of the endorsement for the tax year, or (3) you and your spouse's compensation does not exceed the amount contributed for both of you for the tax year.

IRS Approval. This disclosure statement is intended to provide a general overview of the applicable tax laws relating to Roth Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your Roth IRA. AS WITH ALL SIGNIFICANT TRANSACTIONS SUCH AS THE ESTABLISHMENT OR MAINTENANCE OF, OR WITHDRAWAL FROM A ROTH IRA, APPROPRIATE TAX AND LEGAL COUNSEL SHOULD BE CONSULTED. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                              FINANCIAL DISCLOSURE
   (GENERATIONS VARIABLE ANNUITY, FORM NOS. 95020 REV 896 AND 95021 REV 896)

This Financial Disclosure is applicable to Roth IRAs using a Generations Variable Annuity (contract form numbers 95020 Rev 896 or 95021 Rev 896) purchased from American General Life Insurance Company on or after April 30, 1999.

                                   Page 3-R

Earnings under variable annuities are not guaranteed, and depend on the performance of the investment option(s) selected. As such, earnings cannot be projected. Set forth below are the charges associated with such annuities.

CHARGES:

     (a) A maximum annual contract maintenance charge of $30 deducted at the end of each contract year.

     (b) A maximum charge of $25 for each transfer, in excess of 12 free transfers annually, of contract value between divisions of the Separate Account.

     (c) To compensate for mortality and expense risks assumed under the contract, variable divisions only will incur a daily charge at an annualized rate of 1.25% of the average Separate Account Value of the contract during both the Accumulation and the Payout Phase.

     (d) Premium taxes, if applicable, may be charged against Accumulation Value at time of annuitization or upon the death of the Annuitant. If a jurisdiction imposes premium taxes at the time purchase payments are made, the Company may deduct a charge at that time, or defer the charge until the purchase payments are withdrawn, whether on account of a full or partial surrender, annuitization, or death of the Annuitant.

     (e) If the contract is surrendered, or if a withdrawal is made, there may be a Surrender Charge. The Surrender Charge equals the sum of the following:

                    6% of purchase payments for surrenders and withdrawals made during the first contract year following receipt of the purchase payments surrendered;

                    6% of purchase payments for surrenders and withdrawals made during the second contract year following receipt of the purchase payments surrendered;

                    5% of purchase payments for surrenders and withdrawals made during the third contract year following receipt of the purchase payments surrendered;

                    5% of purchase payments for surrenders and withdrawals made during the fourth contract year following receipt of the purchase payments surrendered;

                    4% of purchase payments for surrenders and withdrawals made during the fifth contract year following receipt of the purchase payments surrendered;

                                   Page 4-R

                    3% of purchase payments for surrenders and withdrawals made during the sixth contract year following receipt of the purchase payments surrendered;

                    2% of purchase payments for surrenders and withdrawals made during the seventh contract year following receipt of the purchase payments surrendered.

               There will be no charge imposed for surrenders and withdrawals made during the eighth and subsequent contract years following receipt of the purchase payments surrendered.

               Under certain circumstances described in the contract, portions of a partial withdrawal may be exempt from the Surrender Charge.

     (f) To compensate for administrative expenses, a daily charge will be incurred at an annualized rate of .15% of the average Separate Account Value of the contract during the Accumulation and the Payout Phase.

     (g) Each variable division will be charged a fee for asset management and other expenses deducted directly from the underlying fund during the Accumulation and Payout Phase. Total fees will range between 0.60% and 1.95%.

                                   Page 5-R

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT D

                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                           DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, HOUSTON, TEXAS  77251-1401

                      1-(800)-200-3883 AND (713)-831-3505

                      STATEMENT OF ADDITIONAL INFORMATION

                              Dated April 30, 1999

This Statement of Additional Information ("Statement") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated April 30, 1999, concerning flexible payment variable and fixed individual deferred annuity Generations (TM) Contracts ("Contracts") investing in certain Series of the Van Kampen Life Investment Trust and the Morgan Stanley Dean Witter Universal Funds, Inc. You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms have the same meaning in this Statement that they do in the Prospectus under the heading "Definitions."

                               TABLE OF CONTENTS

General Information..............................................    2
Regulation and Reserves..........................................    2
Independent Auditors.............................................    3
Services.........................................................    3
Principal Underwriter............................................    3
Annuity Payments.................................................    4
  Gender of Annuitant............................................    4
  Misstatement of Age or  Gender and Other Errors................    4
Change of Investment Adviser or Investment Policy................    4
Performance Data for the Divisions...............................    5
  Average Annual Total Return Calculations.......................    5
  Cumulative Total Return Calculations...........................    6
  Hypothetical Performance.......................................    6
  Yield Calculations.............................................    9

  Money Market Division Yield and Effective Yield Calculations...    9
  Performance Comparisons........................................   10
Effect of Tax-Deferred Accumulation..............................   11
Financial Statements.............................................   12
Index to Financial Statements....................................   13


                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, a Texas holding corporation engaged primarily in the insurance business.


                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

  .   benefit reserve requirements,

  .   adequacy of insurance company capital and surplus,

  .   various operational standards; and

  .   accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

 .   employee benefit regulation,
 .   tax law changes affecting the taxation of insurance companies or of insurance products,
 .   changes in the relative desirability of various personal investment vehicles; and

 .   removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.


                              INDEPENDENT AUDITORS

The 1998 consolidated financial statements of AGL and the financial statements of the Generations Divisions of Separate Account D included in this Statement were audited by Ernst & Young LLP, independent auditors, as set forth in their reports. We include these financial statements in this Statement in reliance upon the reports of Ernst & Young LLP that appear later on in this Statement. Ernst & Young LLP gives its reports upon their authority as experts in accounting and auditing. Ernst & Young LLP is located at One Houston Center, 1221 McKinney, Suite 2400, Houston, TX 77010-2007.


                                    SERVICES

AGL and American General Life Companies ("AGLC") are parties to a services agreement. Most of the affiliated companies within the American General Corporation holding company system, including certain life insurance companies, are also parties to the agreement. AGLC is a corporation incorporated in Delaware on November 24, 1997, with its home office located at 2727-A Allen Parkway, Houston, Texas 77019. AGLC provides shared services to AGL and certain other life insurance companies at cost. These services include data processing, systems, customer services, product development, actuarial, auditing, accounting, and legal. AGL did not pay any fees to AGLC in 1997, because AGLC performed no services under the agreement. AGL paid AGLC $70,431,229 in 1998.


                             PRINCIPAL UNDERWRITER

American General Securities Incorporated ("AGSI") is the principal underwriter for the Contracts. AGSI also serves as principal underwriter to AGL's Separate Account A and Separate Account VL-R, and to Separate Account E of American General Life Insurance Company of New York. All of these other separate accounts are unit investment trusts registered under the Investment Company Act of

1940. AGSI, a Texas corporation, is a wholly-owned subsidiary of AGL and a member of the National Association of Securities Dealers, Inc.

As principal underwriter for the Separate Account, AGSI has not received any compensation from AGL for any of the past three years.

AGL offers the securities under the Contracts on a continuous basis.


                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.


               CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise permitted by law or regulation, no Series may change the investment adviser to any Series or any investment policy without the consent of the shareholders. If required, we will file approval of or change of any investment objective with the insurance department of each state where a Contract has been delivered. We will notify you (or, after annuity payments start, the payee) of any material investment policy change we have approved. We will also notify you of any investment policy change before its implementation by the Separate Account, if the change requires your comment or vote.

                       PERFORMANCE DATA FOR THE DIVISIONS

We may quote investment results for the available Divisions of the Separate Account from time to time. These results will not be an estimate or guarantee of future investment performance. Nor will they represent the actual experience of amounts invested by a particular Owner. We will carry performance figures to the nearest one-hundredth of one percent. We may include in the figures the effect of voluntary fee waivers and expense reimbursements to the Funds from their investment adviser and administrator.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Each Division may advertise its average annual total return. We calculate each Division's average annual total return quotation under the following standard method that the Securities and Exchange Commission ("SEC") prescribes:

 .   We take a hypothetical $1,000 investment in the Division's Accumulation
    Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit Value per unit ("initial investment").

 .   We calculate the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of (1) any applicable Surrender Charge at the end of the period and
    (2) all other recurring charges and fees applicable under the Contract to all Owner accounts. Other charges and fees include the Mortality and Expense Risk Charge, the Administrative Expense Charge, and the Annual Contract Fee. We do not reflect any premium taxes in the calculation.

 .   We divide the redeemable value by the initial investment.

 .   We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.


INVESTMENT DIVISION                    ONE YEAR     SINCE DIVISION INCEPTION *
------------------------------------------------------------------------------
Domestic Income                          (0.62)%                        5.23 %
Emerging Growth                          29.55 %                       22.73 %
Enterprise                               17.17 %                       21.66 %
Government                                1.01 %                        5.46 %
Growth and Income                        11.86 %                       16.96 %
Money Market                             (2.51)%                        0.69 %
Morgan Stanley Real Estate Securities   (18.91)%                       (0.68)%
Strategic Stock                           8.79 %                        10.28%
Asian Equity                            (13.82)%                      (40.12)%
Emerging Markets Equity                 (31.29)%                      (21.72)%
Equity Growth                            11.54 %                       20.25 %
Global Equity                             5.80 %                       13.45 %
International Magnum                      1.38 %                        3.87 %
Fixed Income                              0.32 %                        4.86 %

High Yield                               (2.74)%                        4.40 %
Mid Cap Value                             8.21 %                       21.57 %
Value                                    (9.57)%                        3.96 %
---------------------
  * The dates when the Divisions commenced operations are as follows: the Growth and Income, Emerging Markets Equity, Equity Growth, and Value Divisions, January 29, 1997; the Emerging Growth and Fixed Income Divisions, January 30, 1997; the Enterprise, Morgan Stanley Real Estate Securities, Global Equity, High Yield, and Mid Cap Value Divisions, February 5, 1997; the International Magnum Division, February 10, 1997; the Money Market Division, February 25, 1997; the Government Division, March 3, 1997; the Domestic Income Division, March 5, 1997; the Asian Equity Division, June 13, 1997; the Strategic Stock Division, November 3, 1997.

Cumulative Total Return Calculations
-------------------------------------

Each Division may also advertise cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price. This figure is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures set forth below) do not include the effect of any premium taxes or any applicable Surrender Charge or the Annual Contract Fee. Cumulative total return figures reflect changes in Accumulation Unit value. We calculate these quotations by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing those rates as a percentage:

                                   C = (ERV/P) - 1
Where:
     C =       cumulative total return
     P =       a hypothetical initial investment of $1,000
     ERV =     ending redeemable value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

HYPOTHETICAL PERFORMANCE

Each Division may advertise hypothetical performance, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Series in which the Division invests pre-dates the effective date of the Division.

The tables below provide hypothetical performance information for the available Divisions of the Separate Account based on the actual historical performance of the corresponding Series in which each of these Divisions invests. This information reflects all actual charges and deductions of these Series and the Separate Account that hypothetically would have been made if the Separate Account invested assets under the Contracts in these Series for the periods indicated.

              Hypothetical Historical Average Annual Total Returns
                          (Through December 31, 1998)

                                                                      Since
                                                                      Series
Investment Division                        One Year   Five Years/1/ Inception/2/
--------------------------------------------------------------------------------
Domestic Income                               (.62)%     6.05%           5.95 %
Emerging Growth                              29.54 %      N/A           23.73 %
Enterprise                                   17.16 %    19.67%          16.57 %
Government                                    1.00 %     4.15%           6.77 %
Growth and Income                            11.86 %      N/A           17.69 %
Money Market                                 (2.51)%     2.67%           3.74 %
Morgan Stanley Real Estate Securities       (18.92)%      N/A           12.45 %
Strategic Stock                               8.79 %      N/A           10.28 %
Asian Equity                                (13.83)%      N/A          (34.61)%
Emerging Markets Equity                     (31.33)%      N/A          (16.17)%
Equity Growth                                11.59 %      N/A           22.00 %
Global Equity                                 5.81 %      N/A           12.66 %
International Magnum                          1.37 %      N/A            3.97 %
Fixed Income                                   .31 %      N/A            4.79 %
High Yield                                   (2.74)%      N/A            4.96 %
Mid Cap Value                                 8.20 %      N/A           23.87 %
Value                                        (9.57)%      N/A            4.68 %

                     Hypothetical Historical Total Returns
                          (Through December 31, 1998)

                                                                      Since
                                                                      Series
Investment Division                        One Year   Five Years/1/ Inception/2/
--------------------------------------------------------------------------------

Domestic Income                               5.46 %     6.69%            6.01 %
Emerging Growth                              35.65 %      N/A            24.55 %
Enterprise                                   23.26 %    20.09%           16.62 %
Government                                    7.08 %     4.83%            6.83 %
Growth and Income                            17.95 %      N/A            19.65 %
Money Market                                  3.57 %     3.39%            3.81 %
Morgan Stanley Real Estate Securities       (12.85)%      N/A            13.49 %
Strategic Stock                              14.89 %      N/A            14.93 %
Asian Equity                                 (7.75)%      N/A           (30.46)%
Emerging Markets Equity                     (25.27)%      N/A           (13.63)%
Equity Growth                                17.68 %      N/A            24.30 %
Global Equity                                11.90 %      N/A            15.13 %
International Magnum                          7.45 %      N/A             6.63 %
Fixed Income                                  6.39 %      N/A             7.42 %
High Yield                                    3.34 %      N/A             7.59 %
Mid Cap Value                                14.29 %      N/A            26.13 %
Value                                        (3.49)%      N/A             7.33 %

                Hypothetical Historical Cumulative Total Returns
                          (Through December 31, 1998)

                                                                      Since
                                                                      Series
Investment Division                        One Year   Five Years/1/ Inception/2/
--------------------------------------------------------------------------------
Domestic Income                               5.46 %    38.21%           79.31 %
Emerging Growth                              35.65 %      N/A           115.46 %
Enterprise                                   23.26 %   149.71%          365.10 %
Government                                    7.08 %    26.58%           93.68 %
Growth and Income                            17.95 %      N/A            43.68 %
Money Market                                  3.57 %    18.11%           45.36 %
Morgan Stanley Real Estate Securities       (12.85)%      N/A            55.65 %
Strategic Stock                              14.89 %      N/A            17.50 %
Asian Equity                                 (7.75)%      N/A           (48.54)%
Emerging Markets Equity                     (25.27)%      N/A           (28.07)%
Equity Growth                                17.68 %      N/A            54.26 %
Global Equity                                11.90 %      N/A            32.43 %
International Magnum                          7.45 %      N/A            13.65 %
Fixed Income                                  6.39 %      N/A            15.34 %
High Yield                                    3.34 %      N/A            15.70 %
Mid Cap Value                                14.29 %      N/A            58.84 %
Value                                        (3.49)%      N/A            15.14 %

     Hypothetical Historical Growth of a $1,000 Investment in the Division
                          (Through December 31, 1998)

                                                                      Since
                                                                      Series
Investment Division                        One Year   Five Years/1/ Inception/2/
--------------------------------------------------------------------------------
Domestic Income                              $1,055     $1,382          $1,793
Emerging Growth                              $1,356       N/A           $2,155
Enterprise                                   $1,233     $2,497          $4,651
Government                                   $1,071     $1,266          $1,937
Growth and Income                            $1,179       N/A           $1,437
Money Market                                 $1,036     $1,181          $1,454
Morgan Stanley Real Estate Securities        $  872       N/A           $1,556
Strategic Stock                              $1,149       N/A           $1,175
Asian Equity                                 $  922       N/A           $  515
Emerging Markets Equity                      $  747       N/A           $  719
Equity Growth                                $1,177       N/A           $1,543
Global Equity                                $1,119       N/A           $1,324
International Magnum                         $1,075       N/A           $1,136
Fixed Income                                 $1,064       N/A           $1,153
High Yield                                   $1,033       N/A           $1,157
Mid Cap Value                                $1,143       N/A           $1,588
Value                                        $  965       N/A           $1,151

/1/ If "N/A" appears in the "5 Years" column, the Series is less than 5 years old.

/2/ The inception dates for each Division are set forth in the footnote under "Average Annual Total Return Calculations," on page five of this Statement. The inception dates for each Series funding the Divisions are: April 7, 1986 for the Money Market, Enterprise, and Government Series; November 4, 1987 for the Domestic Income Series; July 3, 1995 for the Emerging Growth and Morgan Stanley Real Estate Securities Series; October 1, 1996 for the Emerging Markets Equity Series; December 23, 1996 for the Growth and Income Series; January 2, 1997 for the Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Series; March 3, 1997 for the Asian Equity Series; November 3, 1997 for the Strategic Stock Series.

Yield Calculations

We calculate the yields for the Domestic Income, Government, and Growth and Income Divisions by a standard method that the SEC prescribes. The hypothetical yields for the Domestic Income, Government, and Growth and Income Divisions, based upon the one month period ended December 31, 1998, were (1.14)%, (0.95)% and (1.25)%, respectively. We calculate the yield quotation by dividing

 . the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                         YIELD = 2[((a-b)/cd + 1)/6/ - 1]

a = net dividends and interest earned during the period by the Series attributable to the Division

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Division reflects the deduction of all recurring fees and charges that apply to each Division. These fees and charges include the Mortality and Expense Risk Charge and the Administrative Expense Charge. They do not reflect the deduction of Surrender Charges or premium taxes.

MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

We calculate the Money Market Division's yield for which we use a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven-day period and calculate that yield as follows:

 .   We take the net change in the Accumulation Unit value during the period.

 .   We divide that net change by the Accumulation Unit value at the beginning of the period to obtain the base period return.

 .   We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

 .   We carry the current yield figure to the nearest one-hundredth of one percent.

We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Division's Portfolio in the calculation. The Money Market Division's hypothetical historical yield for the seven-day period ended December 31, 1998 was 3.09%.

We determine the Money Market Division's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365/7/-1. The Money Market Division's hypothetical historical effective yield for the seven day period ended December 31, 1998 was 3.13%.

Yield and effective yield do not reflect the deduction of premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

In our advertising and sales literature, we may compare the performance of each or all of the available Divisions of the Separate Account to the performance of
(1) other variable annuities in general or (2) particular types of variable annuities that invest in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of the Separate Account.

Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services that monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return. Total return assumes the reinvestment of dividends and distributions, but does not take into consideration sales charges, redemption fees or certain expense deductions at the separate account level. In addition, VARDS(R) prepares risk-adjusted rankings, which consider the effects of market risk on total return performance.

In addition, we may compare each Division's performance in advertisements and sales literature to the following benchmarks:

 .   the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represents approximately 80% of the market capitalization of the United States equity market,

 .   the Dow Jones Industrial Average, an unmanaged unweighted average of 30 blue chip industrial corporations listed on the New York Stock Exchange and generally considered representative of the United States stock market,

 .   the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major spending groups and generally is considered to be a measure of inflation,

 .   the Lehman Brothers Government and Domestic Strategic Income Index, the
    Salomon Brothers High Grade Domestic Strategic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to represent the performance of intermediate and long term bonds during various market cycles; and

 .   the Morgan Stanley Capital International Europe Australasia Far East Index,
    an unmanaged index that is considered to be generally representative of major non-United States stock markets.


                      EFFECT OF TAX-DEFERRED ACCUMULATION

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

 .   a Contract, under which earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings"); and

 .   an investment under which earnings are taxed on a current basis ("Taxable
    Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.


                             5 Years    10 Years   20 Years
-----------------------------------------------------------
                             (7.50% earnings rate)
Contract                     $143,563   $206,103   $424,785
Contract (after Taxes)       $131,365   $176,394   $333,845
Taxable Investment           $130,078   $169,202   $286,294

                             (10.00% earnings rate)
Contract                     $161,051   $259,374   $672,750
Contract (after Taxes)       $143,957   $214,749   $512,380
Taxable Investment           $141,571   $200,423   $401,694

The Contracts qualify for tax-deferred treatment on earnings. This tax-deferred treatment increases the amount available for accumulation by deferring taxes on any earnings until the earnings are withdrawn. The longer the taxes are deferred, the more the potential you have for the assets under your Contract to grow over the term of the Contracts.

The hypothetical tables set out below illustrate this potential. The tables compare accumulations based on a single initial purchase payment of $100,000 compounded annually under:

 .   a Contract, whose earnings are not taxed until withdrawn in connection with a full surrender, partial withdrawal, or annuitization, or termination due to insufficient Account Value ("withdrawal of earnings"); and

 .   an investment whose earnings are taxed on a current basis ("Taxable
    Investment"), based on an assumed tax rate of 28%, and the assumed earning rates specified.


                              FINANCIAL STATEMENTS

Separate Account D has a total of 69 Divisions as of the date of this Statement. Seventeen Divisions (the "Generations Divisions") are available under the Contracts that are the subject of this Statement. The December 31, 1998 financial statements for the Generations Divisions which are included in this statement relate only to these 17 Divisions. Forty-one of the remaining 52 Divisions had operations as of December 31, 1998. The remaining 11 Divisions of Separate Account D had no operations as of December 31, 1998.

You should consider the financial statements of AGL that we include in this Statement primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

                                    INDEX TO
                              FINANCIAL STATEMENTS
                                                                        Page No.
                                                                        --------
I.      Generations Divisions of Separate Account D Financial Statements

        Report of Ernst & Young LLP, Independent Auditors..............   D-1

        Statement of Net Assets........................................   D-2

        Statement of Operations........................................   D-2

        Statement of Changes in Net Assets.............................   D-3

        Notes to Financial Statements..................................   D-4

II.     AGL Consolidated Financial Statements

        Report of Ernst & Young LLP, Independent Auditors..............   F-1

        Consolidated Balance Sheets....................................   F-2

        Consolidated Statements of Income..............................   F-3

        Consolidated Statements of Comprehensive Income................   F-4

        Consolidated Statements of Shareholder's Equity................   F-5

        Consolidated Statements of Cash Flows..........................   F-6

        Notes to Consolidated Financial Statements.....................   F-7

                        [ERNST & YOUNG LLP LETTERHEAD]



                        Report of Independent Auditors


Board of Directors
American General Life Insurance Company
  and
Contract Owners
American General Life Insurance Company
  Generations Divisions of Separate
    Account D

We have audited the accompanying statement of net assets of the Generations Divisions of American General Life Insurance Company (the "Company") Separate Account D as of December 31, 1998, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Generations Divisions of American General Life Insurance Company Separate Account D at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                            /s/ ERNST & YOUNG LLP
                                            ---------------------
                                            ERNST & YOUNG LLP

Houston, Texas
February 10, 1999

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                             GENERATIONS DIVISIONS

                              SEPARATE ACCOUNT D


                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1998




ASSETS:
  Investment securities - at market (cost $165,852,344) ......... $ 176,312,926
  Due from American General Life Insurance Company ..............        26,833
                                                                  -------------
    NET ASSETS .................................................. $ 176,339,759
                                                                  =============

CONTRACT OWNER RESERVES:
  Reserves for redeemable annuity contracts ..................... $ 176,339,759
                                                                  -------------
    TOTAL CONTRACT OWNER RESERVES ............................... $ 176,339,759
                                                                  =============


                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends from mutual funds ................................... $   1,024,138

EXPENSES:
  Expense and mortality fee .....................................    (1,404,462)
                                                                  -------------
    NET INVESTMENT LOSS .........................................      (380,324)
                                                                  -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments ..............................     1,278,993
  Capital gain distributions from mutual funds ..................     1,228,890
  Net unrealized gain on investments ............................    10,623,766
                                                                  -------------
    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .............    13,131,649
                                                                  -------------

    INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............ $  12,751,325
                                                                  =============



SEE ACCOMPANYING NOTES.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                             GENERATIONS DIVISIONS

                              SEPARATE ACCOUNT D


                      STATEMENT OF CHANGES IN NET ASSETS



                                                                                       Year Ended      PERIOD ENDED
                                                                                      DECEMBER 31,     DECEMBER 31,
                                                                                          1998             1997

OPERATIONS:
  Net investment (loss) income .................................................... $    (380,324)    $    416,791
  Net realized gain on investments ................................................     1,278,993          115,840
  Capital gain distributions from mutual funds ....................................     1,228,890        2,054,895
  Net unrealized gain (loss) on investments .......................................    10,623,766         (163,184)
                                                                                    -------------     ------------
    Increase in net assets resulting from operations ..............................    12,751,325        2,424,342
                                                                                    -------------     ------------

PRINCIPAL TRANSACTIONS:
  Contract purchase payments ......................................................   102,550,607       64,192,290
  Payments to contract owners:
    Terminations and withdrawals ..................................................    (4,780,521)        (798,284)
                                                                                    -------------     ------------
  Increase in net assets resulting from principal transactions.....................    97,770,086       63,394,006
                                                                                    -------------     ------------
  TOTAL INCREASE IN NET ASSETS ....................................................   110,521,411       65,818,348


NET ASSETS:
  Beginning of period..............................................................    65,818,348                0
                                                                                    -------------     ------------
  End of period ................................................................... $ 176,339,759     $ 65,818,348
                                                                                    =============     ============



SEE ACCOMPANYING NOTES.

                         NOTES TO FINANCIAL STATEMENTS
                             GENERATIONS DIVISIONS
                              SEPARATE ACCOUNT D

Note A - Organization

  The Generations Divisions (the "Divisions") of American General Life Insurance Company Separate Account D (the "Separate Account") received their first deposits in January, 1997. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on November 19, 1973. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of fifty-eight divisions. In late May 1997, an exchange offer was extended to VAriety Plus contract owners whereby these contract owners could exchange their current VAriety Plus contracts for the new Generations contract. The new contract would have the same account value as the exchanged contract. Exchanges from VAriety Plus contracts accounted for approximately 2% of the Generations Divisions' total contract purchase payments which were received during the year ended December 31, 1998 and 14% for the period ended December 31, 1997. The Divisions funded by series of the Morgan Stanley Dean Witter Universal Funds, Inc. and the Van Kampen Life Investment Trust which are available to Generations contract owners are as follows:

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.           VAN KAMPEN LIFE INVESTMENT TRUST ("LIT")
   ("MSDWUF"):                                              (formerly, "Van Kampen American Capital LIT")
(formerly, "Morgan Stanley Universal Funds, Inc. MSUF")        Domestic Income Portfolio
  Asian Equity Portfolio                                       Emerging Growth Portfolio
  Emerging Markets Equity Portfolio                            Enterprise Portfolio
  Fixed Income Portfolio                                       Government Portfolio
  Global Equity Portfolio                                      Growth and Income Portfolio
  Equity Growth Portfolio                                      Money Market Portfolio
  High Yield Portfolio                                         Morgan Stanley Real Estate
  International Magnum Portfolio                                  Securities Portfolio
  Mid Cap Value Portfolio                                      Strategic Stock Portfolio
  Value Portfolio

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of generally accepted accounting principles ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below or in the footnotes which follow.

  Security Valuation - The investment in shares of Morgan Stanley Dean Witter Universal Funds, Inc. mutual funds and Van Kampen LIT mutual funds are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  Security transactions and related investment income - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  Administrative expenses and mortality and expense risk charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are calculated daily, at an annual rate, on the daily net asset value of the Divisions and are paid to the Company. The annual rate for the administrative expense charge is 0.15% and the annual rate for the mortality and expense risk charge is 1.25%. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. For the period ended December 31, 1998, maintenance charges of $24,690 were collected. A surrender charge is applicable to certain withdrawal amounts pursuant to the contract and
is payable to the Company.   The total surrender charges collected for the
period ended December 31, 1998 were $76,863.

  The funds pay their investment advisers, Van Kampen Asset Management, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP, a monthly fee based on each fund's average net asset value.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES & BASIS OF PRESENTATION - CONTINUED

  Annuity Reserves - Annuity reserves are computed for currently payable contracts according to the 1983a Individual Annuity Mortality Table projected under Scale G factors. The assumed interest rate is 3.5 percent. Charges to annuity reserves for mortality and expense risk experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

Note C - Federal Income Taxes

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D - INVESTMENTS

  Fund shares are purchased at net asset value with net contract payments (contract purchase payments less terminations, withdrawals and amounts payable to the Company) and reinvestment of distributions made by the funds. The following is a summary of fund shares owned as of December 31, 1998.

                                                                              Net       Value of                      Unrealized
                                                                             Asset      Shares at       Cost of      Appreciation/
             Fund                                              Shares        Value       Market       Shares Held   (Depreciation)

MORGAN STANLEY DEAN WITTER UNIVERSAL
  Funds, Inc.:
    Asian Equity Portfolio ........................          116,912.905     $ 5.23    $    611,454   $    590,960   $    20,494
    Emerging Markets Equity Portfolio ......                 281,102.288       7.11       1,998,637      2,703,827      (705,190)
    Fixed Income Portfolio ........................          264,584.297      10.70       2,831,052      2,812,133        18,919
    Global Equity Portfolio ........................         618,904.517      13.14       8,132,405      7,852,991       279,414
    Equity Growth Portfolio .....................          1,039,233.840      15.10      15,692,431     14,027,789     1,664,642
    High Yield Portfolio ...........................         756,769.730      10.35       7,832.567      8,158,058      (325,491)
    International Magnum Portfolio ............              796,842.616      11.23       8,948,543      9,027,783       (79,240)
    Mid Cap Value Portfolio .....................          1,226,935.108      14.93      18,318,141     17,065,001     1,253,140
    Value Portfolio .................................      1,272,241.657      11.10      14,121,882     15,204,433    (1,082,551)
                                                                                       ------------   ------------   -----------
                                                                                         78,487,112     77,442,975     1,044,137
VAN KAMPEN LIT:
    Domestic Income Portfolio ..................             409,616.790       8.80       3,604,628      3,497,870       106,758
    Emerging Growth Portfolio ..................             660,643.429      22.62      14,943,754     12,199,337     2,744,417
    Enterprise Portfolio ...........................         931,079.955      22.39      20,846,880     18,505,071     2,341,809
    Government Portfolio ........................            677,535.745       9.59       6,497,568      6,389,755       107,813
    Growth and Income Portfolio ...............            1,989,363.327      14.48      28,805,981     25,360,328     3,445,653
    Money Market Portfolio .....................           3,290,363.990       1.00       3,290,364      3,290,364             0
    Morgan Stanley Real Estate
      Securities Portfolio .........................         360,775.170       13.76      4,964,267      5,264,799      (300,532)
    Strategic Stock  Portfolio .....................       1,246,636.344       11.93     14,872,372     13,901,845       970,527
                                                                                       ------------   ------------   -----------
                                                                                         97,825,814     88,409,369     9,416,445

Total                                                                                  $176,312,926   $165,852,344   $10,460,582
                                                                                       ============   ============   ===========

  The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 1998 were $123,157,863 and $24,563,957, respectively. The cost of total investments owned at December 31, 1998 was the same for both financial reporting and federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation as of December 31, 1998 were $12,953,586 and $2,493,004, respectively.

SEPARATE ACCOUNT D - GENERATIONS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note E - SUMMARY OF CHANGES IN UNITS

SUMMARY OF CHANGES IN UNITS FOR THE YEAR ENDED DECEMBER 31, 1998


CONTRACTS IN ACCUMULATION PERIOD:

                                            MSDWUF              MSDWUF            MSDWUF          MSDWUF             MSDWUF
                                         Asian Equity      Emerging Markets    Fixed Income    Global Equity       Equity Growth
                                          Portfolio        Equity Portfolio      Portfolio       Portfolio           Portfolio

Outstanding at beginning of period....     70,260.047         320,283.628       218,999.860      430,927.305         848,910.769
Purchase payments ....................    152,281.717         196,285.359       166,360.897      651,822.371         877,039.242
Terminations and withdrawals .........    (12,625.355)        (13,128.320)      (16,232.896)     (32,879.285)        (69,500.326)
Transfers to annuity .................          0.000               0.000             0.000            0.000               0.000
Transfers between funds ..............     21,343.053          78,618.753       122,904.942      181,062.987         481,247.624
                                        -------------       -------------     -------------    -------------       -------------
Outstanding at end of period .........    231,259.462         582,059.420       492,032.803    1,230,933.378       2,137,697.309
                                        =============       =============     =============    =============       =============

                                            MSDWUF              MSDWUF            MSDWUF          MSDWUF             Van Kampen
                                          High Yield        International     Mid Cap Value       Value             LIT Domestic
                                          Portfolio        Magnum Portfolio     Portfolio        Portfolio         Income Portfolio

Outstanding at beginning of period....    533,823.765         968,270.623     1,004,597.420    1,484,693.134         140,179.030
Purchase payments ....................    521,954.061         303,874.812     1,084,697.566      909,428.987         133,109.136
Terminations and withdrawals .........    (21,122.925)        (39,316.653)      (77,720.239)     (62,517.787)        (13,412.523)
Transfers to annuity .................          0.000               0.000             0.000            0.000               0.000
Transfers between funds ..............    325,295.509         333,119.744       422,330.884      190,860.297          89,602.703
                                        -------------       -------------     -------------    -------------       -------------
Outstanding at end of period .........  1,359,950.410       1,565,948.526     2,433,905.631    2,522,464.631         349,478.346
                                        =============       =============     =============    =============       =============
                                                                                                 Van Kampen          Van Kampen
                                          Van Kampen           Van Kampen       Van Kampen       LIT Growth          LIT Money
                                         LIT Emerging        LIT Enterprise   LIT Government     and Income           Market
                                       Growth Portfolio        Portfolio         Portfolio        Portfolio          Portfolio

Outstanding at beginning of period....    627,503.779         436,617.612        93,147.080    1,883,485.263         195,357.851
Purchase payments ....................    542,740.923         378,254.066       221,296.230    1,597,974.626         278,795.231
Terminations and withdrawals .........    (44,491.392)        (31,797.509)      (13,837.775)    (172,491.798)         (6,576.347)
Transfers to annuity .................          0.000               0.000             0.000            0.000               0.000
Transfers between funds ..............    261,404.419         198,027.906       344,793.245      838,063.836         (70,955.643)
                                        -------------       -------------     -------------    -------------       -------------
Outstanding at end of period .........  1,387,157.729         981,102.075       645,398.780    4,147,031.927         396,621.092
                                        =============       =============     =============    =============       =============

                                          Van Kampen
                                       LIT Morgan Stanley      Van Kampen
                                          Real Estate         LIT Strategic
                                      Securities Portfolio   Stock Portfolio

Outstanding at beginning of period....    226,773.370         453,980.311
Purchase payments ....................    411,716.690       1,521,580.049
Terminations and withdrawals .........    (12,102.559)        (24,798.650)
Transfers to annuity .................          0.000               0.000
Transfers between funds ..............     11,508.538         581,134.756
                                        ---------------------------------
Outstanding at end of period .........    637,896.039       2,531,896.466
                                        =================================

Summary of Changes in Units for the Period Ended December 31, 1997

CONTRACTS IN ACCUMULATION PERIOD:


                                             MSDWUF             MSDWUF            MSDWUF           MSDWUF               MSDWUF
                                          Asian Equity     Emerging Markets     Fixed Income    Global Equity       Equity Growth
                                           Portfolio       Equity Portfolio      Portfolio        Portfolio           Portfolio

Outstanding at beginning of period ...         0.000               0.000              0.000            0.000              0.000
Purchase payments ....................    63,928.070         292,520.126        195,502.682      410,903.211        812,548.750
Terminations and withdrawals .........         0.000          (2,711.276)        (6,489.425)      (4,352.239)       (22,327.053)
Transfers to annuity .................         0.000               0.000              0.000            0.000              0.000
Transfers between funds ..............     6,331.977          30,474.778         29,986.603       24,376.333         58,689.072
                                         -----------         -----------      -------------    -------------       ------------
Outstanding at end of period .........    70,260.047         320,283.628        218,999.860      430,927.305        848,910.769
                                         ===========         ===========      =============    =============       ============


                                           MSDWUF              MSDWUF             MSDWUF         MSDWUF              Van Kampen
                                         High Yield         International      Mid Cap Value      Value             LIT Domestic
                                          Portfolio        Magnum Portfolio      Portfolio       Portfolio        Income Portfolio

Outstanding at beginning of period ...         0.000               0.000              0.000            0.000              0.000
Purchase payments ....................   489,468.330         820,619.283        925,401.988    1,347,645.572        123,082.193
Terminations and withdrawals .........    (7,003.579)         (5,004.795)       (12,820.318)     (19,306.896)          (503.766)
Transfers to annuity .................         0.000               0.000              0.000            0.000              0.000
Transfers between funds ..............    51,359.014         152,656.135         92,015.750      156,354.458         17,600.603
                                         -----------         -----------      -------------    -------------       ------------
Outstanding at end of period .........   533,823.765         968,270.623      1,004,597.420    1,484,693.134        140,179.030
                                         ===========         ===========      =============    =============       ============


                                                                                                 Van Kampen         Van Kampen
                                          Van Kampen          Van Kampen         Van Kampen      LIT Growth         LIT Money
                                         LIT Emerging       LIT Enterprise     LIT Government    and Income           Market
                                       Growth Portfolio       Portfolio           Portfolio      Portfolio           Portfolio

Outstanding at beginning of period ...         0.000               0.000              0.000            0.000              0.000
Purchase payments ....................   537,468.499         394,842.289        104,479.532    1,669,358.571        609,179.193
Terminations and withdrawals .........    (4,958.871)         (4,046.252)        (5,321.123)      (5,980.784)       (14,325.569)
Transfers to annuity .................         0.000               0.000              0.000            0.000              0.000
Transfers between funds ..............    94,994.151          45,821.575         (6,011.329)     220,107.476       (399,495.773)
                                         -----------         -----------      -------------    -------------       ------------
Outstanding at end of period .........   627,503.779         436,617.612         93,147.080    1,883,485.263        195,357.851
                                         ===========         ===========      =============    =============       ============


                                           Van Kampen
                                          LIT Morgan Stanley     Van Kampen
                                          Real Estate          LIT Strategic
                                      Securities Portfolio    Stock Portfolio

Outstanding at beginning of period ...         0.000               0.000
Purchase payments ....................   193,816.246         339,311.452
Terminations and withdrawals .........    (1,772.429)              0.000
Transfers to annuity .................         0.000               0.000
Transfers between funds ..............    34,729.553         114,668.859
                                         -----------         -----------
Outstanding at end of period .........   226,773.370         453,980.311
                                         ===========         ===========

SEPARATE ACCOUNT D - GENERATIONS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED


NOTE F - NET  ASSETS REPRESENTED BY:


                                                                            DECEMBER 31, 1998

CONTRACTS IN ACCUMULATION PERIOD:                               Units         Unit Value          Amount

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
     Asian Equity Portfolio ...............................   231,259.462     $ 2.644425      $    611,548
     Emerging Markets Equity Portfolio ....................   582,059.420       3.434261         1,998,944
     Fixed Income Portfolio ...............................   492,032.803       5.754670         2,831,486
     Global Equity Portfolio .............................. 1,230,933.378       6.607712         8,133,653
     Equity Growth Portfolio .............................. 2,137,697.309       7.341937        15,694,839
     High Yield Portfolio ................................. 1,359,950.410       5.760334         7,833,769
     International Magnum Portfolio ....................... 1,565,948.526       5.715332         8,949,916
     Mid Cap Value Portfolio .............................. 2,433,905.631       7.527388        18,320,952
     Value Portfolio ...................................... 2,522,464.631       5.599234        14,123,870
                                                                                              ------------
                                                                                                78,498,977
                                                                                              ------------
VAN KAMPEN LIT:
     Domestic Income Portfolio ............................   349,478.346      10.315892         3,605,181
     Emerging Growth Portfolio ............................ 1,387,157.729      10.774584        14,946,047
     Enterprise Portfolio .................................   981,102.075      21.251692        20,850,079
     Government Portfolio .................................   645,398.780      10.069069         6,498,565
     Growth and Income Portfolio .......................... 4,147,031.927       6.947234        28,810,401
     Money Market Portfolio ...............................   396,621.092       8.297154         3,290,827
     Morgan Stanley Real Estate Securities Portfolio ......   637,896.039       7.783444         4,965,028
     Strategic Stock Portfolio ............................ 2,531,896.466       5.874906        14,874,654
                                                                                              ------------
                                                                                                97,840,782
                                                                                              ------------
TOTAL CONTRACT OWNER RESERVES                                                                 $176,339,759
                                                                                              ============

SEPARATE ACCOUNT D - Generations Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - NET  ASSETS REPRESENTED BY: - CONTINUED


                                                                            DECEMBER 31, 1998

CONTRACTS IN ACCUMULATION PERIOD:                               Units         Unit Value          Amount

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
     Asian Equity Portfolio ...............................      70,260.047     $ 2.866335      $   201,389
     Emerging Markets Equity Portfolio ....................     320,283.628       4.592849        1,471,014
     Fixed Income Portfolio ...............................     218,999.860       5.408434        1,184,446
     Global Equity Portfolio ..............................     430,927.305       5.905700        2,544,927
     Equity Growth Portfolio ..............................     848,910.769       6.241285        5,298,294
     High Yield Portfolio .................................     533,823.765       5.574231        2,975,657
     International Magnum Portfolio .......................     968,270.623       5.318456        5,149,705
     Mid Cap Value Portfolio ..............................   1,004,597.420       6.585704        6,615,981
     Value Portfolio ......................................   1,484,693.134       5.801721        8,613,775
                                                                                               ------------
                                                                                                 34,055,188
                                                                                               ------------

VAN KAMPEN LIT:
     LIT Domestic Income Portfolio ........................     140,179.030       9.781081        1,371,102
     LIT Emerging Growth Portfolio ........................     627,503.779       7.942509        4,983,954
     LIT Enterprise Portfolio .............................     436,617.612      17.240471        7,527,493
     LIT Government Portfolio .............................      93,147.080       9.402347          875,801
     LIT Growth and Income Portfolio ......................   1,883,485.263       5.889714       11,093,190
     LIT Money Market Portfolio ...........................     195,357.851       8.010579        1,564,930
     LIT Morgan Stanley Real Estate Securities Portfolio ..     226,773.370       8.930383        2,025,173
     LIT Strategic Stock Portfolio ........................     453,980.311       5.113696        2,321,517
                                                                                               ------------
                                                                                                 31,763,160
                                                                                               ------------

TOTAL CONTRACT OWNER RESERVES                                                                   $65,818,348
                                                                                               ============

SEPARATE ACCOUNT D - GENERATIONS DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED)

     Internal Systems. The Company's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including the Company, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and
(5) return the systems to operations. As of December 31,1998, substantially all of the Company's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

     Third Party Relationships. The Company has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) the Company and include organizations with which the company exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that the Company exercises less, or no, control over Year 2000 readiness. The Company has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to the Company. A more detailed evaluation will be completed during the first quarter 1999 as part of the Company's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, the Company's testing activities will extend through 1999.

     Contingency Plans. The Company has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. The Company is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

     Risks and Uncertainties. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, the Company believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and the Company is not able to predict a most reasonably likely worst case scenario. If conversion of the Company's internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing the Company's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on the Company's operations following the turn of the century.

SEPARATE ACCOUNT D - Generations Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - YEAR 2000 CONTINGENCY (UNAUDITED) - CONTINUED


     Costs. Through December 31,1998, the Company has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on the Company's results of operations or financial condition. In addition, the Company has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with the Company's normal accounting policies. These costs are not passed to Divisions of the Separate Account.

[ERNST & YOUNG LLP LETTERHEAD]   . One Houston Center     . Phone: 713 750 1500
                                   Suite 2400               Fax:   713 750 1501
                                   1221 McKinney
                                   Houston, Texas 77010-2007



                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company


We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended
December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                       /S/ ERNST & YOUNG LLP
                                       ---------------------


February 16, 1999



       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                                     DECEMBER 31
                                                                              1998                  1997
                                                                          ---------------------------------
                                                                                   (In Thousands)
ASSETS
Investments:
  Fixed maturity securities, at fair value (amortized cost-
    $27,425,605 in 1998 and $26,131,207 in 1997)                          $28,906,261           $27,386,715
  Equity securities, at fair value (cost - $193,368 in 1998
    and $19,208 in 1997)                                                      211,684                21,114
  Mortgage loans on real estate                                             1,557,268             1,659,921
  Policy loans                                                              1,170,686             1,093,694
  Investment real estate                                                      119,520               129,364
  Other long-term investments                                                  86,194                55,118
  Short-term investments                                                      222,949               100,061
                                                                          ---------------------------------
Total investments                                                          32,274,562            30,445,987

Cash                                                                          117,675                99,284
Investment in Parent Company (cost - $8,597 in 1998
  and 1997)                                                                    54,570                37,823
Indebtedness from affiliates                                                  161,096                96,519
Accrued investment income                                                     459,961               433,111
Accounts receivable                                                           196,596               208,209
Deferred policy acquisition costs                                           1,087,718               835,031
Property and equipment                                                         66,197                33,827
Other assets                                                                  206,318               132,659
Assets held in separate accounts                                           15,616,020            11,242,270
                                                                          ---------------------------------
Total assets                                                              $50,240,713           $43,564,720
                                                                          =================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                                                  $29,353,022           $27,849,893
  Other policy claims and benefits payable                                     54,278                42,677
  Other policyholders' funds                                                  398,587               398,314
  Federal income taxes                                                        677,315               543,379
  Indebtedness to affiliates                                                   18,173                 4,712
  Other liabilities                                                           554,783               421,861
  Liabilities related to separate accounts                                 15,616,020            11,242,270
                                                                          ---------------------------------
Total liabilities                                                          46,672,178            40,503,106

Shareholder's equity:
  Common stock, $10 par value, 600,000 shares
    authorized, issued, and outstanding                                         6,000                 6,000
  Preferred stock, $100 par value, 8,500 shares authorized,
    issued, and outstanding                                                       850                   850
  Additional paid-in capital                                                1,368,089             1,184,743
  Accumulated other comprehensive income                                      679,107               427,526
  Retained earnings                                                         1,514,489             1,442,495
                                                                          ---------------------------------
Total shareholder's equity                                                  3,568,535             3,061,614
                                                                          ---------------------------------
Total liabilities and shareholder's equity                                $50,240,713           $43,564,720
                                                                          =================================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                         YEAR ENDED DECEMBER 31
                                                          1998                 1997                1996
                                                   ----------------------------------------------------------
                                                                             (In Thousands)

Revenues:
  Premiums and other considerations                   $  470,238            $  428,721           $  382,923
  Net investment income                                2,316,933             2,198,623            2,095,072
  Net realized investment gains (losses)                 (33,785)               29,865               28,502
  Other                                                   69,602                53,370               41,968
                                                   ----------------------------------------------------------
Total revenues                                         2,822,988             2,710,579            2,548,465

Benefits and expenses:
  Benefits                                             1,788,417             1,757,504            1,689,011
  Operating costs and expenses                           467,067               379,012              347,369
  Interest expense                                            15                   782                  830
  Litigation settlement                                   97,096                     -                    -
                                                   ----------------------------------------------------------
Total benefits and expenses                            2,352,595             2,137,298            2,037,210
                                                   ----------------------------------------------------------
Income before income tax expense                         470,393               573,281              511,255

Income tax expense                                       153,719               198,724              176,660
                                                   ----------------------------------------------------------
Net income                                            $  316,674            $  374,557           $  334,595
                                                   ==========================================================


See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                                         YEAR ENDED DECEMBER 31
                                                       1998                  1997                1996
                                                   --------------------------------------------------------
                                                                            (In Thousands)


Net income                                            $316,674             $374,557            $ 334,595
Other comprehensive income:
  Gross change in unrealized gains (losses)
    on securities (pretax: $341,000;
    $318,700; ($404,900))                              222,245              207,124             (263,181)
  Less: gains (losses) realized in net income          (29,336)              (1,251)              11,262
                                                   --------------------------------------------------------
  Change in net unrealized gains (losses) on
    securities (pretax: $387,000; $320,600;
    ($422,200)                                         251,581              208,375             (274,443)
                                                    -------------------------------------------------------
Comprehensive income                                  $568,255             $582,932            $  60,152
                                                   ========================================================


See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                         YEAR ENDED DECEMBER 31
                                                          1998                 1997                 1996
                                                   ----------------------------------------------------------
                                                                            (In Thousands)
Common stock:
  Balance at beginning of year                        $    6,000           $    6,000           $    6,000
  Change during year                                           -                    -                    -
                                                   ----------------------------------------------------------
Balance at end of year                                     6,000                6,000                6,000

Preferred stock:
  Balance at beginning of year                               850                  850                  850
  Change during year                                           -                    -                    -
                                                   ----------------------------------------------------------
Balance at end of year                                       850                  850                  850

Additional paid-in capital:
  Balance at beginning of year                         1,184,743              933,342              858,075
  Capital contribution from Parent
    Company                                              182,284              250,000               75,000
  Other changes during year                                1,062                1,401                  267
                                                   ----------------------------------------------------------
Balance at end of year                                 1,368,089            1,184,743              933,342

Accumulated other comprehensive income:
  Balance at beginning of year                           427,526              219,151              493,594
  Change in unrealized gains (losses) on
    securities                                           251,581              208,375             (274,443)
                                                   ----------------------------------------------------------
Balance at end of year                                   679,107              427,526              219,151

Retained earnings:
  Balance at beginning of year                         1,442,495            1,469,618            1,324,703
  Net income                                             316,674              374,557              334,595
  Dividends paid                                        (244,680)            (401,680)            (189,680)
                                                   ----------------------------------------------------------
Balance at end of year                                 1,514,489            1,442,495            1,469,618
                                                   ----------------------------------------------------------
Total shareholder's equity                            $3,568,535           $3,061,614           $2,628,961
                                                   ==========================================================


See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                         YEAR ENDED DECEMBER 31
                                                              1998                   1997                   1996
                                                     --------------------------------------------------------------------
                                                                            (In Thousands)

OPERATING ACTIVITIES
Net income                                                $    316,674           $    374,557           $    334,595
Adjustments to reconcile net income to net cash
  (used in) provided by operating activities:
    Change in accounts receivable                               11,613                (37,752)                 3,846
    Change in future policy benefits and other policy
      claims                                                  (866,428)            (1,143,736)              (543,193)
    Amortization of policy acquisition costs                   125,062                115,467                102,189
    Policy acquisition costs deferred                         (244,196)              (219,339)              (188,001)
    Change in other policyholders' funds                           273                 21,639                (69,126)
    Provision for deferred income tax expense                   15,872                 13,264                 12,388
    Depreciation                                                19,418                 16,893                 16,993
    Amortization                                               (26,775)               (28,276)               (30,758)
    Change in indebtedness to/from affiliates                  (51,116)                (8,695)                 4,432
    Change in amounts payable to brokers                          (894)                31,769                (25,260)
    Net (gain) loss on sale of investments                      37,016                (29,865)               (28,502)
    Other, net                                                  57,307                 30,409                 32,111
                                                     --------------------------------------------------------------------
Net cash used in operating activities                         (606,174)              (863,665)              (378,286)

INVESTING ACTIVITIES
Purchases of investments and loans made                    (28,231,615)           (29,638,861)           (27,245,453)
Sales or maturities of investments and receipts from
  repayment of loans                                        26,656,897             28,300,238             25,889,422
Sales and purchases of property, equipment, and
  software, net                                               (105,907)                (9,230)                (8,057)
                                                     --------------------------------------------------------------------
Net cash used in investing activities                       (1,680,625)            (1,347,853)            (1,364,088)

FINANCING ACTIVITIES
Policyholder account deposits                                4,688,831              4,187,191              3,593,380
Policyholder account withdrawals                            (2,322,307)            (1,759,660)            (1,746,987)
Dividends paid                                                (244,680)              (401,680)              (189,680)
Capital contribution from Parent                               182,284                250,000                 75,000
Other                                                            1,062                  1,401                    267
                                                     --------------------------------------------------------------------
Net cash provided by financing activities                    2,305,190              2,277,252              1,731,980
                                                     --------------------------------------------------------------------
Increase (decrease) in cash                                     18,391                 65,734                (10,394)
Cash at beginning of year                                       99,284                 33,550                 43,944
                                                     --------------------------------------------------------------------
Cash at end of year                                       $    117,675           $     99,284           $     33,550
                                                     ====================================================================

Interest paid amounted to approximately $420,000, $1,004,000, and $1,080,000 in 1998, 1997, and 1996, respectively.

See accompanying notes.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 1998

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company, which is a wholly owned subsidiary of American General Corporation (the "Parent Company"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). During 1998, the Company formed a new wholly owned subsidiary, American General Life Companies (AGLC), to provide management services to certain life insurance subsidiaries of the Parent Company.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. In addition, a variety of equity products is sold through its wholly owned broker/dealer, American General Securities, Inc. The Company serves the estate planning needs of middle- and upper-income households and the insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 1998.

Statutory financial statements differ from GAAP. Significant differences were as follows (in thousands):

                                                    1998               1997               1996
                                               ------------------------------------------------------
Net income:
  Statutory net income (1998 balance is
    unaudited)                                    $  259,903         $  327,813         $  284,070
  Deferred policy acquisition costs and cost
    of insurance purchased                           116,597            103,872             85,812
  Deferred income taxes                              (53,358)           (13,264)           (12,388)
  Adjustments to policy reserves                      52,445            (30,162)           (19,954)
  Goodwill amortization                               (2,033)            (2,067)            (2,169)
  Net realized gain on investments                    41,488             20,139             14,140
  Litigation settlement                              (63,112)                --                 --
  Other, net                                         (35,256)           (31,774)           (14,916)
                                              -------------------------------------------------------
GAAP net income                                   $  316,674         $  374,557         $  334,595
                                              =======================================================

Shareholders' equity:
  Statutory capital and surplus (1998 balance
    is unaudited)                                 $1,670,412         $1,636,327         $1,441,768
  Deferred policy acquisition costs                1,109,831            835,031          1,042,783
  Deferred income taxes                             (698,350)          (535,703)          (410,007)
  Adjustments to policy reserves                    (274,532)          (319,680)          (297,434)
  Acquisition-related goodwill                        54,754             51,424             55,626
  Asset valuation reserve ("AVR")                    310,564            255,975            291,205
  Interest maintenance reserve ("IMR")                27,323              9,596                 63
  Investment valuation differences                 1,487,658          1,272,339            643,289
  Surplus from separate accounts                    (174,447)          (150,928)          (106,026)
  Other, net                                          55,322              7,233            (32,306)
                                              -------------------------------------------------------
Total GAAP shareholders' equity                   $3,568,535         $3,061,614         $2,628,961
                                              =======================================================

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse; (d) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (e) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and
(f) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 1998, 1997, and 1996. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

During 1998, the Company maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income. The Company held no trading securities at December 31, 1998, and trading securities did not have a material effect on net investment income in 1998.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

POLICY LOANS

Policy loans are reported at unpaid principal balance.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 1998, CIP of $22.1 million was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC and CIP associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.6).

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.8 OTHER ASSETS

Acquisition-related goodwill, which is included in other assets, is charged to expense in equal amounts over 40 years. The carrying value of goodwill is regularly reviewed by management for indicators of impairment in value. If facts and circumstances suggest that goodwill is impaired, other than temporarily, the Company assesses the fair value of the underlying assets and reduces goodwill accordingly.

1.9 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.5% to 13.5% at December 31, 1998.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability. The likelihood of a material reinsurance liability being reassumed by the Company is considered to be remote.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $63 million, $25 million, and $24 million during 1998, 1997, and 1996, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.10 REINSURANCE

Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 2% of life insurance in force at December 31, 1998 and 1997.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $4.9 million in 1998.

1.12 INCOME TAXES

The Company and its life insurance subsidiaries, together with certain other life insurance subsidiaries of the Parent Company, are included in a life/non-life consolidated tax return with the Parent Company and its noninsurance subsidiaries. The Company participates in a tax sharing agreement with other companies included in the consolidated tax return. Under this agreement, tax payments are made to the Parent Company as if the companies filed separate tax returns; and companies incurring operating and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.12 INCOME TAXES (CONTINUED)

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

1.13 ACCOUNTING CHANGES

During 1998, the Company adopted Statement of Financial Accounting Standards
(SFAS) 130, Reporting Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. The Company elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact the Company's consolidated results of operations or financial position.

Effective December 31, 1998, the Company adopted SFAS 131, Disclosures about Segments of an Enterprise and Related Information, which changes the way companies report segment information. With the adoption of SFAS 131, the Company reports division earnings exclusive of goodwill amortization, net realized investment gains, and nonrecurring items. This methodology is consistent with the manner in which management reviews division results. Adoption of this statement did not impact the Company's consolidated results of operations or financial position.

In June 1998, the Financial Accounting Standards Board issued SFAS 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material impact on the Company's consolidated results of operations or financial position.

                    American General Life Insurance Company

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows:

                                                    1998                1997                1996
                                              ----------------------------------------------------------
                                                                 (In Thousands)
Investment income:
  Fixed maturities                               $2,101,730          $1,966,528          $1,846,549
  Equity securities                                   1,813               1,067               1,842
  Mortgage loans on real estate                     148,447             157,035             175,833
  Investment real estate                             23,139              22,157              22,752
  Policy loans                                       66,573              62,939              58,211
  Other long-term investments                         3,837               3,135               2,328
  Short-term investments                             15,492               8,626               9,280
  Investment income from affiliates                  10,536              11,094              11,502
                                              ----------------------------------------------------------
Gross investment income                           2,371,567           2,232,581           2,128,297
Investment expenses                                  54,634              33,958              33,225
                                              ----------------------------------------------------------
Net investment income                            $2,316,933          $2,198,623          $2,095,072
                                              ==========================================================

The carrying value of investments that produced no investment income during 1998 was less than 0.2% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:

                                               1998                 1997                 1996
                                          --------------------------------------------------------
                                                                (In Thousands)
Fixed maturities:
  Gross gains                                $ 20,109             $ 42,966             $ 46,498
  Gross losses                                (62,657)             (34,456)             (47,293)
                                          --------------------------------------------------------
Total fixed maturities                        (42,548)               8,510                 (795)
Equity securities                                 645                1,971               18,304
Other investments                               8,118               19,384               10,993
                                          --------------------------------------------------------
Net realized investment gains (losses)
  before tax                                  (33,785)              29,865               28,502
Income tax expense (benefit)                  (11,826)              10,452                9,976
                                          --------------------------------------------------------
Net realized investment gains (losses)
  after tax                                  $(21,959)            $ 19,413             $ 18,526
                                          ========================================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.4). Amortized cost and fair value at December 31, 1998 and 1997 were as follows:

                                                                GROSS             GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED               FAIR
                                            COST                GAIN               LOSS                  VALUE
                                      ------------------------------------------------------------------------------
                                                                           (In Thousands)
DECEMBER 31, 1998
Fixed maturity securities:
  Corporate securities:
    Investment-grade                     $18,800,553          $1,129,504            $(26,353)         $19,903,703
    Below investment-grade                 1,409,198              33,910             (45,789)           1,397,320
  Mortgage-backed securities*              6,359,242             294,331                (870)           6,652,703
  U.S. government obligations                417,822              69,321                (178)             486,965
  Foreign governments                        331,699              24,625              (2,437)             353,887
  State and political subdivisions            86,778               4,796                (187)              91,387
  Redeemable preferred stocks                 20,313                   -                 (17)              20,296
                                      ------------------------------------------------------------------------------
Total fixed maturity securities          $27,425,605          $1,556,487            $(75,831)         $28,906,261
                                      ==============================================================================

Equity securities                        $   193,368          $   19,426            $ (1,110)         $   211,684
                                      ==============================================================================

Investment in Parent Company             $     8,597          $   45,973            $      -          $    54,570
                                      ==============================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                                     GROSS               GROSS
                                               AMORTIZED          UNREALIZED           UNREALIZED             FAIR
                                                 COST                GAIN                 LOSS                VALUE
                                          ------------------------------------------------------------------------------
                                                                           (In Thousands)
DECEMBER 31, 1997
Fixed maturity securities:
  Corporate securities:
    Investment-grade                         $17,913,942          $  906,235            $(17,551)         $18,802,626
    Below investment-grade                       950,438              34,290              (4,032)             980,696
  Mortgage-backed securities*                  6,614,704             278,143              (4,260)           6,888,587
  U.S. government obligations                    289,406              46,529                 (74)             335,861
  Foreign governments                            318,212              18,076              (3,534)             332,754
  State and political subdivisions                44,505               1,686                  --               46,191
                                          ------------------------------------------------------------------------------
Total fixed maturity securities              $26,131,207          $1,284,959            $(29,451)         $27,386,715
                                          ==============================================================================
Equity securities                            $    19,208          $    2,145            $   (239)         $    21,114
                                          ==============================================================================
Investment in Parent Company                 $     8,597          $   29,226            $     --          $    37,823
                                          ==============================================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                                              1998                 1997
                                                                    --------------------------------------------
                                                                                   (In Thousands)

Gross unrealized gains                                                        $1,621,886           $1,316,330
Gross unrealized losses                                                          (76,941)             (29,690)
DPAC and other fair value adjustments                                           (488,120)            (621,867)
Deferred federal income taxes                                                   (377,718)            (237,247)
                                                                    --------------------------------------------
Net unrealized gains on securities                                            $  679,107           $  427,526
                                                                    ============================================

The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:

                                                     1998                                    1997
                                   -----------------------------------------------------------------------------
                                         AMORTIZED            MARKET             AMORTIZED            MARKET
                                           COST                VALUE               COST                VALUE
                                   -----------------------------------------------------------------------------
                                                (In Thousands)                          (In Thousands)
Fixed maturity securities,
  excluding mortgage-
  backed securities:
    Due in one year or less           $   531,496         $   536,264         $   205,719         $   207,364
    Due after one year
      through five years                5,550,665           5,812,581           5,008,933           5,216,174
    Due after five years
      through ten years                 9,229,980           9,747,761           9,163,681           9,604,447
    Due after ten years                 5,754,220           6,156,950           5,138,169           5,470,143
Mortgage-backed securities              6,359,244           6,652,705           6,614,705           6,888,587
                                   -----------------------------------------------------------------------------
Total fixed maturity securities       $27,425,605         $28,906,261         $26,131,207         $27,386,715
                                   =============================================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $5.4 billion, $14.8 billion, and $16.2 billion during 1998, 1997, and 1996, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 1998 and 1997:

                                                     OUTSTANDING           PERCENT OF              PERCENT
                                                        AMOUNT               TOTAL              NONPERFORMING
                                               ------------------------------------------------------------------
                                                    (In Millions)
DECEMBER 31, 1998
Geographic distribution:
  South Atlantic                                   $    429                 27.6%                    0.2%
  Pacific                                               320                 20.6                    10.4
  Mid-Atlantic                                          326                 20.9                     4.1
  East North Central                                    178                 11.4                       -
  Mountain                                               95                  6.1                       -
  West South Central                                    118                  7.5                       -
  East South Central                                     46                  3.0                       -
  West North Central                                     33                  2.1                       -
  New England                                            25                  1.6                       -
Allowance for losses                                    (13)                (0.8)                      -
                                               -------------------------------------
Total                                              $  1,557               100.00%                    3.1%
                                               =====================================

Property type:
  Office                                           $    593                 38.1%                    7.0%
  Retail                                                423                 27.1                     0.2
  Industrial                                            292                 18.8                       -
  Apartments                                            178                 11.4                     2.9
  Hotel/motel                                            38                  2.4                       -
  Other                                                  46                  3.0                       -
Allowance for losses                                    (13)                (0.8)                      -
                                               -------------------------------------
Total                                              $  1,557                  100%                    3.1%
                                               =====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                                                  OUTSTANDING           PERCENT OF              PERCENT
                                                    AMOUNT                TOTAL              NONPERFORMING
                                              ------------------------------------------------------------------
                                                    (In Millions)
DECEMBER 31, 1997
Geographic distribution:
  South Atlantic                                  $  456                  27.5%                    1.8%
  Pacific                                            340                  20.5                    14.4
  Mid-Atlantic                                       288                  17.3                       -
  East North Central                                 186                  11.2                       -
  Mountain                                           151                   9.1                     2.7
  West South Central                                 132                   7.9                      .1
  East South Central                                  94                   5.7                       -
  West North Central                                  19                   1.1                       -
  New England                                         17                   1.1                       -
Allowance for losses                                 (23)                 (1.4)                      -
                                              -------------------------------------
Total                                             $1,660                 100.0%                    3.6%
                                              =====================================

Property type:
  Office                                          $  622                  37.5%                    4.6%
  Retail                                             463                  27.9                     3.0
  Industrial                                         324                  19.5                     1.8
  Apartments                                         223                  13.4                     6.1
  Hotel/motel                                         40                   2.4                       -
  Other                                               11                    .7                       -
Allowance for losses                                 (23)                 (1.4)                      -
                                              -------------------------------------
Total                                             $1,660                 100.0%                    3.6%
                                              =====================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

Impaired mortgage loans on real estate and related interest income were as follows:

                                                                                    DECEMBER 31
                                                                             1998                 1997
                                                                    -----------------------------------------
                                                                                   (In Millions)
Impaired loans:
  With allowance*                                                            $  13                $  35
  Without allowance                                                              -                    -
                                                                    -----------------------------------------
Total impaired loans                                                         $  13                $  35
                                                                    =========================================

* Represents gross amounts before allowance for mortgage loan losses of $1.8 million and $10 million, respectively.

                                                             1998                 1997                 1996
                                                   ---------------------------------------------------------------
                                                                             (In Millions)

Average investment                                    $  24                $  48                $  72
Interest income earned                                $   -                $   3                $   6
Interest income - cash basis                          $   -                $   -                $   6

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.5 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                         DECEMBER 31, 1998                                   DECEMBER 31, 1997
                            --------------------------------------------------------------------------------------------------------
                                                                    CARRYING                                          CARRYING
                                   COST          FAIR VALUE          AMOUNT            COST          FAIR VALUE        AMOUNT
                            --------------------------------------------------------------------------------------------------------
                                             (In Thousands)                                      (In Thousands)
Fixed maturities:
 Bonds:
  United States government
   and government agencies
   and authorities             $   417,822       $   486,965      $   486,965      $   289,406       $   335,861      $   335,861
  States, municipalities,
   and political subdivisions       86,778            91,387           91,387           44,505            46,191           46,191
  Foreign governments              331,699           353,887          353,887          318,212           332,754          332,754
  Public utilities               1,777,172         1,895,326        1,895,326        1,848,546         1,952,724        1,952,724
  Mortgage-backed securities     6,359,242         6,652,703        6,652,703        6,614,704         6,888,587        6,888,587
  All other corporate bonds     18,432,579        19,405,697       19,405,697       17,015,834        17,830,598       17,830,598
 Redeemable preferred stocks        20,313            20,296           20,296                -                 -                -
                            --------------------------------------------------------------------------------------------------------
Total fixed maturities          27,425,605        28,906,261       28,906,261       26,131,207        27,386,715       27,386,715
Equity securities:
 Common stocks:
  Banks, trust, and insurance
   companies                             -                 -                -                -                 -                -
  Industrial, miscellaneous,
   and other                       176,321           211,684          211,684            5,604             5,785            5,785
  Nonredeemable preferred
    stocks                          17,047                 -                -           13,604            15,329           15,329
                            --------------------------------------------------------------------------------------------------------
Total equity securities            193,368           211,684          211,684           19,208            21,114           21,114
Mortgage loans on real
 estate*                         1,557,268                 -        1,557,268        1,659,921                 -        1,659,921
Investment real estate             119,520                 -          119,520          129,364                 -          129,364
Policy loans                     1,170,686                 -        1,170,686        1,093,694                 -        1,093,694
Other long-term investments         86,194                 -           86,194           55,118                 -           55,118
Short-term investments             222,949                 -          222,949          100,061                 -          100,061
                            --------------------------------------------------------------------------------------------------------
Total investments              $30,775,590       $         -      $32,274,562      $29,188,573       $         -      $30,445,987
                            ========================================================================================================


* Amount is net of allowance for losses of $13 million and $23 million at December 31, 1996 and 1997, respectively.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                    1998                  1997                  1996
                                               ----------------------------------------------------------
                                                                    (In Thousands)

Balance at January 1                              $  835,031           $1,042,783           $  605,501
  Capitalization                                     244,196              219,339              188,001
  Amortization                                      (125,062)            (115,467)            (102,189)
  Effect of unrealized gains (losses) on
    securities                                       133,553             (311,624)             351,470
                                               ----------------------------------------------------------
Balance at December 31                            $1,087,718           $  835,031           $1,042,783
                                               ==========================================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                                               DECEMBER 31
                                                                        1998                1997
                                                                  ------------------------------------
                                                                               (In Thousands)
Goodwill                                                               $ 54,754           $ 51,424
American General Corporation CBO (Collateralized Bond
  Obligation) 98-1 Ltd.                                                   9,740                  -
Cost of insurance purchased ("CIP")                                      22,113                  -
Other                                                                   119,711             81,235
                                                                  ------------------------------------
Total other assets                                                     $206,318           $132,659
                                                                  ====================================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 1998, was as follows:

                                                                                        1998
                                                                                 --------------------
                                                                                    (In Thousands)
Balance at January 1                                                                $       --
Acquisition of business                                                                 23,915
Accretion of interest at 5.88%                                                             733
Amortization                                                                            (2,535)
                                                                                 --------------------
Balance at December 31                                                              $   22,113
                                                                                 ====================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                                                  DECEMBER 31
                                                                          1998                  1997
                                                                    --------------------------------------
                                                                                  (In Thousands)

Current tax (receivable) payable                                       $  (21,035)            $    7,676
Deferred tax liabilities, applicable to:
  Net income                                                              320,632                298,456
  Net unrealized investment gains                                         377,718                237,247
                                                                    -----------------------------------------
Total deferred tax liabilities                                            698,350                535,703
                                                                    -----------------------------------------
Total current and deferred tax liabilities                             $  677,315             $  543,379
                                                                    =========================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                                          1998                  1997
                                                                    ------------------------------------------
                                                                                (In Thousands)
Deferred tax liabilities applicable to:
  Deferred policy acquisition costs                                    $  307,025            $ 226,653
  Basis differential of investments                                       590,661              486,194
  Other                                                                   150,189              139,298
                                                                    ------------------------------------------
Total deferred tax liabilities                                          1,047,875              852,145

Deferred tax assets applicable to:
  Policy reserves                                                        (212,459)            (232,539)
  Other                                                                  (137,066)             (83,903)
                                                                    ------------------------------------------
Total deferred tax assets before valuation
  allowance                                                              (349,525)            (316,442)
Valuation allowance                                                             -                    -
                                                                    ------------------------------------------
Total deferred tax assets, net of valuation
  allowance                                                              (349,525)            (316,442)
                                                                    ------------------------------------------
Net deferred tax liabilities                                           $  698,350            $ 535,703
                                                                    ==========================================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations, is distributed as dividends, or unless the income tax deferred status of such amount is modified by future tax legislation. Such income, accumulated in policyholders' surplus accounts, totaled $87.1 million at December 31, 1998. At current corporate rates, the maximum amount of tax on such income is approximately $30.5 million. Deferred income taxes on these accumulations are not required because no distributions are expected.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense for the years were as follows:

                                                        1998                 1997                 1996
                                                   --------------------------------------------------------
                                                                        (In Thousands)
Current expense                                       $134,344             $185,460             $164,272
Deferred expense (benefit):
  Deferred policy acquisition cost                      33,230               27,644               21,628
  Policy reserves                                        2,189              (27,496)             (27,460)
  Basis differential of investments                     11,969                3,769                4,129
  Litigation settlement                                (33,983)                  --                   --
  Year 2000                                             (9,653)                  --                   --
  Other, net                                            15,623                9,347               14,091
                                                   --------------------------------------------------------
Total deferred expense                                  19,375               13,264               12,388
                                                   --------------------------------------------------------
Income tax expense                                    $153,719             $198,724             $176,660
                                                   ========================================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                                        1998                 1997                 1996
                                                   --------------------------------------------------------
                                                                       (In Thousands)
Income tax at statutory percentage of GAAP
  pretax income                                       $164,638             $200,649             $178,939
Tax-exempt investment income                           (11,278)              (9,493)              (9,347)
Goodwill                                                   712                  723                  759
Other                                                     (353)               6,845                6,309
                                                   --------------------------------------------------------
Income tax expense                                    $153,719             $198,724             $176,660
                                                   ========================================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $159 million, $168 million, and $182 million in 1998, 1997, and 1996, respectively.

5.4 TAX RETURN EXAMINATIONS

The Parent Company and the majority of its subsidiaries file a consolidated federal income tax return. The Internal Revenue Service ("IRS") has completed examinations of the Parent Company's tax returns through 1988. The IRS is currently examining tax returns for 1989 through 1996. In addition, the tax returns of companies recently acquired are also being examined. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

6. TRANSACTIONS WITH AFFILIATES

Affiliated notes and accounts receivable were as follows:

                                                 DECEMBER 31, 1998                   DECEMBER 31, 1997
                                     ------------------------------------------------------------------------
                                        PAR VALUE         BOOK VALUE         PAR VALUE          BOOK VALUE
                                     ------------------------------------------------------------------------
                                                                 (In Thousands)

American General Corporation,
  9-3/8%, due 2008                      $ 4,725           $  3,345            $ 4,725            $ 3,288
American General Corporation,
  Promissory notes, due 2004             14,679             14,679             17,125             17,125
American General Corporation,
  Restricted Subordinated
  Note, 13-1/2%, due 2002                29,435             29,435             31,494             31,494
                                     ------------------------------------------------------------------------
Total notes receivable from
  affiliates                             48,839             47,459             53,344             51,907
Accounts receivable from
  affiliates                                  -            113,637                  -             44,612
                                     ------------------------------------------------------------------------
Indebtedness from affiliates            $48,839           $161,096            $53,344            $96,519
                                     ========================================================================

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $46,921,000, $33,916,000, and $22,083,000 for such services in
1998, 1997, and 1996, respectively. Accounts payable for such services at December 31, 1998 and 1997 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly-owned, non-life insurance subsidiary, American General Life Companies (AGLC). AGLC provides shared services, including technology and Year 2000-readiness, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $66,550,000, $6,455,000, and $1,255,000 for such services and rent in 1998,
1997, and 1996, respectively. Accounts receivable for rent and services at December 31, 1998 and 1997 were not material.

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

During 1996, the Company's residential mortgage loan portfolio of $42 million was sold to American General Finance, Inc., at carrying value plus accrued interest.

7. STOCK-BASED COMPENSATION

Certain officers of the Company participate in American General Corporation's stock and incentive plans which provide for the award of stock options, restricted stock awards, performance awards, and incentive awards to key employees. Stock options constitute the majority of such awards. Expense related to stock options is measured as the excess of the market price of the stock at the measurement date over the exercise price. The measurement date is the first date on which both the number of shares that the employee is entitled to receive and the exercise price are known. Under the stock option plans, no expense is recognized, since the market price equals the exercise price at the measurement date.

                    American General Life Insurance Company

7. STOCK-BASED COMPENSATION (CONTINUED)

Under an alternative accounting method, compensation expense arising from stock options would be measured at the estimated fair value of the options at the date of grant. Had compensation expense for the stock options been determined using this method, net income would have been as follows:

                                                         1998                1997                1996
                                                   -------------------------------------------------------
                                                                           (In Thousands)

Net income as reported                                $316,674            $374,557            $334,595
Net income pro forma                                  $315,078            $373,328            $334,029

The average fair values of the options granted during 1998, 1997, and 1996 were $15.38, $10.33, and $7.07, respectively. The fair value of each option was estimated at the date of grant using a Black-Scholes option pricing model. The weighted average assumptions used to estimate the fair value of the stock options were as follows:

                                                       1998                 1997                 1996
                                                   -------------------------------------------------------

Dividend yield                                           2.5%                  3.0%                4.0%
Expected volatility                                     23.0%                 22.0%               22.3%
Risk-free interest rate                                 5.76%                  6.4%                6.2%
Expected life                                          6 YEARS              6 years             6 years

8. BENEFIT PLANS

8.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 56% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 1% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $52 million.

The components of pension expense and underlying assumptions were as follows:

                                                        1998                1997                 1996
                                                   --------------------------------------------------------
                                                                        (In Thousands)

Service cost (benefits earned)                        $ 3,693              $ 1,891              $ 1,826
Interest cost                                           6,289                2,929                2,660
Expected return on plan assets                         (9,322)              (5,469)              (5,027)
Amortization                                             (557)                 195                    4
                                                   --------------------------------------------------------
Pension (income) expense                              $   103              $  (454)             $  (537)
                                                   ========================================================

Discount rate on benefit obligation                     7.00%                7.25%                7.50%
Rate of increase in compensation levels                 4.25%                4.00%                4.00%
Expected long-term rate of return on plan
 assets                                                10.25%               10.00%               10.00%

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                                         1998                 1997
                                                                    -----------------------------------
                                                                              (In Thousands)

Projected benefit obligation (PBO)                                     $ 96,554             $ 43,393
Plan assets at fair value                                               120,898               80,102
Plan assets at fair value in excess of PBO                               24,344               36,709
Other unrecognized items, net                                           (10,176)             (23,470)
                                                                    -----------------------------------
Prepaid pension expense                                                $ 14,168             $ 13,239
                                                                    ===================================

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.1 PENSION PLANS (CONTINUED)

The change in PBO was as follows:

                                                                        1998                 1997
                                                                    ---------------------------------
                                                                              (In Thousands)

PBO at January 1                                                       $43,393              $37,389
Service and interest costs                                               9,982                4,820
Benefits paid                                                           (1,954)                (673)
Actuarial loss                                                          17,089                1,810
Amendments, transfers, and acquisitions                                 28,044                   47
                                                                    ---------------------------------
PBO at December 31                                                     $96,554              $43,393
                                                                    =================================

The change in the fair value of plan assets was as follows:

                                                                         1998                 1997
                                                                    ----------------------------------
                                                                              (In Thousands)

Fair value of plan assets at January 1                                 $ 80,102              $65,158
Actual return on plan assets                                             12,269               14,990
Benefits paid                                                            (1,954)                (673)
Acquisitions and other                                                   30,481                  627
                                                                    ----------------------------------
Fair value of plan assets at December 31                               $120,898              $80,102
                                                                    ==================================

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, which retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

                    American General Life Insurance Company

8. BENEFIT PLANS (CONTINUED)

8.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association (VEBA); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense in 1998, 1997, and 1996 was $60,000, $601,000, and $844,000, respectively. The accrued liability for postretirement benefits was $19.2 million and $3.8 million at December 31, 1998 and 1997, respectively. These liabilities were discounted at the same rates used for the pension plans.

9. DERIVATIVE FINANCIAL INSTRUMENTS

9.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to reducing its exposure to interest rate and currency exchange risk by utilizing interest rate and currency swap agreements, and options to enter into interest rate swap agreements (called swaptions). The Company accounts for these derivative and financial instruments as hedges. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge.

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swap agreements are also used to convert a portion of floating-rate borrowings to a fixed rate and to hedge against the risk of rising interest rates on anticipated debt issuances.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates, and to hedge against currency rate fluctuation on anticipated security purchases.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheet if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security. The fair values of swap agreements hedging debt are not recognized in the consolidated balance sheet.

For swap agreements hedging anticipated investment purchases or debt issuances, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment or debt. If the underlying investment or debt is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                                   1998                 1997
                                                               -----------------------------------
                                                                        (Dollars in Millions)
Interest rate swap agreements to pay fixed rate:
  Notional amount                                                 $   -                $  15
  Average receive rate                                                -                  6.74%
  Average pay rate                                                    -                  6.48%
Interest rate swap agreements to receive fixed rate:
  Notional amount                                                 $ 369                $ 144
  Average receive rate                                              6.06%                6.89%
  Average pay rate                                                  5.48%                6.37%
Currency swap agreements (receive U.S. dollars/pay
  Canadian dollars):
    Notional amount (in U.S. dollars)                             $ 124                $ 139
    Average exchange rate                                           1.50                 1.50

9.3 CALL SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

                    American General Life Insurance Company

9. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

9.3 CALL SWAPTIONS (CONTINUED)

Swaptions at December 31 were as follows:

                                                                   1998                 1997
                                                               ----------------------------------
                                                                       (Dollars in Billions)
Call swaptions:
  Notional amount                                                 $1.76                $1.35
  Average strike rate                                              3.97%                4.81%

Put swaptions:
  Notional amount                                                 $1.05                $   -
  Average strike rate                                              8.33%                   -

9.4 CREDIT AND MARKET RISK

Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                                     1998                                    1997
                                  --------------------------------------------------------------------------------
                                      FAIR              CARRYING              FAIR              CARRYING
                                      VALUE              AMOUNT               VALUE              AMOUNT
                                  --------------------------------------------------------------------------------
                                           (In Millions)                           (In Millions)
Assets:
  Fixed maturity and equity
    securities *                     $29,118             $29,118             $27,408             $27,408
  Mortgage loans on real
    estate                           $ 1,608             $ 1,557             $ 1,702             $ 1,660
  Policy loans                       $ 1,252             $ 1,171             $ 1,127             $ 1,094
  Investment in parent
    company                          $    55             $    55             $    38             $    38
  Indebtedness from
    affiliates                       $   161             $   161             $    97             $    97
Liabilities:
  Insurance investment
    contracts                        $25,852             $25,675             $24,011             $24,497

* Includes derivative financial instruments with negative fair values of $1.0 million and $4.2 million and positive fair values of $24.3 million and $7.2 million at December 31, 1998 and 1997, respectively.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of American General Corporation common stock.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. Fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

11. DIVIDENDS PAID

American General Life Insurance Company paid $244 million, $401 million, and $189 million in dividends on common stock to AGC Life Insurance Company in 1998, 1997, and 1996, respectively. The Company also paid $680 thousand per year in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 1998, 1997, and 1996.

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 1998, approximately $3.3 billion of consolidated shareholder's equity represents net assets of the Company which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits. The settlements are not final until approved by the courts and any appeals are resolved. If court approvals are obtained and appeals are not taken, it is expected the settlements will be final in third quarter 1999.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1998, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. The assignment of the liabilities was not a novation, and accordingly, the Company retains a contingent liability related to the litigation. The litigation liabilities were reduced by payments of $2.7 million, and the remaining balance of $94.4 million was included in other liabilities on the Company's balance sheet at December 31, 1998.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama and Mississippi, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's consolidated results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama and Mississippi continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

12. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

The increase in the number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in increased assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 1998 and 1997, the Company has accrued $6.0 million and $7.6 million, respectively, for guaranty fund assessments, net of $3.7 million and $4.3 million, respectively, of premium tax deductions. The Company has recorded receivables of $6.2 million and $9.7 million at December 31, 1998 and 1997, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $3.6 million, $2.1 million, and $6.0 million in 1998, 1997, and 1996, respectively.

                    American General Life Insurance Company

13. REINSURANCE

Reinsurance transactions for the years ended December 31, 1998, 1997, and 1996 were as follows:


                                                    CEDED TO            ASSUMED                        PERCENTAGE OF
                                     GROSS           OTHER             FROM OTHER                          AMOUNT
                                     AMOUNT         COMPANIES          COMPANIES       NET AMOUNT      ASSUMED TO NET
                               ----------------------------------------------------------------------------------------
                                                           (In Thousands)
DECEMBER 31, 1998
Life insurance in force           $46,057,031     $13,288,183         $629,791         $33,398,639             1.89%
                               ====================================================================
Premiums:
  Life insurance and annuities    $    90,298     $    42,235         $    117         $    48,180             0.24%
  Accident and health insurance         1,134              87                -               1,047             0.00%
                               --------------------------------------------------------------------
Total premiums                    $    91,432     $    42,322         $    117         $    49,227             0.24%
                               ====================================================================
DECEMBER 31, 1997
Life insurance in force           $45,963,710     $10,926,255         $  4,997         $35,042,452             0.01%
                               ====================================================================
Premiums:
  Life insurance and annuities    $   100,357     $    37,294         $     75         $    63,138             0.12%
  Accident and health insurance         1,208             172                -               1,036             0.00%
                               --------------------------------------------------------------------
Total premiums                    $   101,565     $    37,466         $     75         $    64,174             0.12%
                               ====================================================================
DECEMBER 31, 1996
Life insurance in force           $44,535,841     $ 8,625,465         $  5,081         $35,915,457             0.01%
                               ====================================================================
Premiums:
  Life insurance and annuities    $   104,225     $    34,451         $     36         $    69,810             0.05%
  Accident and health insurance         1,426              64                -               1,362             0.00%
                               --------------------------------------------------------------------
Total premiums                    $   105,651     $    34,515         $     36         $    71,172             0.05%
                               ====================================================================

Reinsurance recoverable on paid losses was approximately $7.7 million, $2.3 million, and $6.9 million at December 31, 1998, 1997, and 1996, respectively. Reinsurance recoverable on unpaid losses was approximately $2.5 million, $3.2 million, and $4.3 million at December 31, 1998, 1997, and 1996, respectively.

                    American General Life Insurance Company

14. YEAR 2000 CONTINGENCY (UNAUDITED)

INTERNAL SYSTEMS

The Company's ultimate parent, American General Corporation, ("AGC") has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including the Company, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of the Company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the Company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and
(5) return the systems to operations. As of December 31, 1998, substantially all of the Company's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

THIRD PARTY RELATIONSHIPS

The Company has relationships with various third parties who must also be Year 2000 ready. These third parties provide, or receive resources and services to (or from) the Company and include organizations with which the Company exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors, customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that the Company exercises less, or no, control over Year 2000 readiness. The Company has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed more approximately 700 critical third party dependencies, including those related to the Company. A more detailed evaluation will be completed during the first quarter 1999 as part of the Company's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, the Company's testing activities will extend through 1999.

                    American General Life Insurance Company

14. YEAR 2000 CONTINGENCY (UNAUDITED) (CONTINUED)

CONTINGENCY PLANS

The Company has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000 related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable actions plans. The Company is currently developing action plans and expects to substantially complete all contingency planning activities by April 30, 1999.

RISKS AND UNCERTAINTIES

Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency action, the Company believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on the Company's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and the Company is not able to predict a most reasonably likely worst case scenario. If conversion of the Company's internal systems is not completed on a timely basis (due to non-performance by significant third party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing the Company's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the Company's operation following the turn of the century.

COSTS

Through December 31, 1998, the Company has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. The cost of activities related to Year 2000 readiness has not had a material adverse effect on the Company's results of operations or financial condition. In addition, the Company has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with the Company's normal accounting policies.

                    American General Life Insurance Company

15. DIVISION OPERATIONS

15.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

15.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:


                             REVENUES                     INCOME BEFORE TAXES                        EARNINGS
                 ------------------------------------------------------------------------------------------------------------
                      1998        1997        1996        1998        1997        1996        1998        1997        1996
                 ------------------------------------------------------------------------------------------------------------
                                                              (In Millions)

Retirement Services   $1,987      $1,859      $1,745     $ 469       $398        $343        $315        $261        $226
Life Insurance           870         822         774       162        147         141         107          97          92
                 ------------------------------------------------------------------------------------------------------------
Total divisions        2,857       2,681       2,519       631        545         484         422         358         318
Goodwill
  amortization             -           -           -        (2)        (2)         (2)         (2)         (2)         (2)
RG (L)                   (34)         30          29       (34)        30          29         (22)         19          19
Nonrecurring items         -           -           -      (125)(a)      -           -         (81)(a)       -           -
                 ------------------------------------------------------------------------------------------------------------
Total consolidated    $2,823      $2,711      $2,548     $ 470       $573        $511        $317        $375        $335
                 ============================================================================================================

(a) Includes $97 million pretax ($63 million after-tax) in litigation settlements and $28 million pretax ($18 million after-tax) in Year 2000 costs.

                    American General Life Insurance Company

15. DIVISION OPERATIONS (CONTINUED)

15.2 DIVISION RESULTS (CONTINUED)

Division balance sheet information was as follows:

                                                  ASSETS                             LIABILITIES
                                        -------------------------------------------------------------------
                                                                   DECEMBER 31
                                        -------------------------------------------------------------------
IN MILLIONS                                  1998             1997              1998              1997
                                        -------------------------------------------------------------------

Retirement Services                        $41,347           $35,195           $38,841           $33,136
Life Insurance                               8,894             8,370             7,831             7,367
                                        -------------------------------------------------------------------
Total consolidated                         $50,241           $43,565           $46,672           $40,503
                                        ===================================================================

                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a)  Financial Statements

          PART A:  None

          PART B:

          (1) Financial Statements of the Generations Divisions of American General Life Insurance Company Separate Account D:

          Report of Ernst & Young LLP, Independent Auditors
          Statement of Net Assets as of December 31, 1998
          Statement of Operations for the year ended December 31, 1998 Statement of Changes in Net Assets for the year ended
            December 31, 1998
          Notes to Financial Statements

          (2) Consolidated Financial Statements of American General Life Insurance Company:

          Report of Ernst & Young LLP, Independent Auditors
          Consolidated Balance Sheets as of December 31, 1998 and 1997 Consolidated Statements for the years ended
               December 31, 1998, 1997 and 1996
          Consolidated  Statements of Comprehensive Income
               for the years ended December 31, 1998, 1997 and 1996 Consolidated Statements of Shareholder's Equity for the
               years ended December 31, 1998, 1997 and 1996
          Consolidated Statements of Cash Flows for the years
               ended December 31, 1998, 1997 and 1996
          Notes to Consolidated Financial Statements

          PART C:  None

       (b)  Exhibits

1(a) American General Life Insurance Company of Delaware Board of Directors resolution authorizing the establishment of Separate Account D./1/

 (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company./2/

 (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct./3/

2          None

3(a)(i) Distribution Agreement dated October 3, 1991, between American General Securities Incorporated and American General Life Insurance Company./2/

   (ii) Master Marketing and Distribution Agreement by and among American General Life Insurance Company, American General Securities Incorporated, and Van Kampen American Capital Distributors, Inc./14/

 (b)(i) Specimen Form of Selling Group and General Agent Agreement utilizing American Capital Marketing, Inc. as distributor./4/

    (ii) Specimen Form of Selling Group and General Agent Agreement utilizing American General Securities Incorporated as distributor./4/

    (iii) Concession Schedule A, attached to and forming a part of each form of Selling Group Agreement./4/

    (iv) Form of Selling Group Agreement by and among American General Life Insurance Company, American General Securities Incorporated, and Van Kampen American Capital Distributors, Inc./12/

 (c)(i)(A) Fund Participation Agreement, dated March 27, 1992, between American General Life Insurance Company and American Capital Life Investment Trust./4/

       (B) Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc./14/

    (ii) Sales Agreement, dated July 7, 1994, among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and American General Life Insurance Company./6/

    (iii) Participation Agreement, dated February 2, 1994, among Variable Insurance Products Fund, Fidelity Distributors Corporation, and American General Life Insurance Company./5/

    (iv) Participation Agreement, dated February 2, 1994, among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and American General Life Insurance Company./5/

    (v) Participation Agreement by and among American General Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc. and Miller Anderson & Sherrerd LLP./14/

 (d) Form of Agreement between American General Life Insurance Company and Dealer regarding exchange and allocation transaction requests./4/

4(a) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 91010)./2/

 (b)       Form of Waiver of Surrender Charge Rider./2/

 (c)       Form of Qualified Contract Endorsement./2/

 (d)(i) Revised pages to Specimen form of Combination Fixed and Variable Annuity Contract./3/

    (ii) Revised Schedule Page to Specimen form of Combination Fixed and Variable Annuity Contract./4/

 (e)(i)(A) Specimen form of Individual Retirement Annuity Disclosure Statement available under Contract Form Nos. 93020 and 93021./9/

       (B) Specimen form of Individual Retirement Annuity Disclosure Statement available under Contract Form Nos. 95020 and 95021./8/

       (C) Specimen form of Individual Retirement Annuity Disclosure Statement and additional specialized forms available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./10/

    (ii)   Specimen form of Individual Retirement Annuity Endorsement./6/

    (iii)  Specimen form of IRA Instruction Form./4/

 (f)(i) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 93020)./7/

    (ii) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 93021)./7/

    (iii) Specimen form of pages for Contract Forms 93020 and 93021, filed in the following states: California, Minnesota, North Carolina, North Dakota and Oklahoma./7/

 (g)(i) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 95020 Rev 896)./12/

    (ii) Specimen form of Combination Fixed and Variable Annuity contract (Form No. 95021 Rev 896)./12/

    (iii) Specimen form of pages for Contract Forms 95020 Rev 896 and 95021 Rev 896, filed in the following states: California, Idaho, Kansas, Massachusetts, Minnesota, North Carolina, North Dakota, Oklahoma, Pennsylvania, South Carolina, Texas, Utah, and West Virginia./12/

    (iv) Specimen form of Waiver of Surrender Charges Rider for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./12/

5(a)(i)    Specimen form of Application for Contract Form Nos. 93020 and
           93021./4/

    (ii) Specimen form of Application for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./13/

    (iii) Specimen form of Application (amended) for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./14/

    (iv) Specimen form of Application, amended October 1, 1998, for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896. (Filed herewith)

 (b)(i) Specimen form of Separate Account D Election of Annuity Payment Option/Change Form./4/

    (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract./4/

 (c)(i) Specimen form of VAriety Plus Service Request, including telephone transfer authorization./4/

    (ii) Form of Authorization Limited to Execution of Transaction Requests for VAriety Plus Variable Annuity./4/

    (iii)  Form of Transaction Request Form./4/

    (iv) Specimen form of Generations Service Request, including telephone transfer authorization./13/

    (v) Specimen form of Generations Service Request (amended), including telephone transfer authorization./14/

    (vi) Specimen form of Annuity Ticket Order under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./13/

    (vii) Specimen form of Annuity Order Ticket (amended) under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./14/

    (viii) Specimen form of confirmation of initial purchase payment under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./13/

     (ix) Specimen form of Special Request for Surrender Charge Waiver under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./13/

     (x)   Specimen form for Special Dollar Averaging Plans.  (Filed herewith)

 6(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991./2/

  (b) Bylaws of American General Life Insurance Company, adopted January 22, 1992./4/

 7         None

 8(a) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Independent Producer Division./16/

  (b) Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management, Inc. dated as of December 1, 1998. (Filed herewith)

  (c) Administrative Services Agreement by and among American General Life Insurance Company, Morgan Stanley Asset Management Inc., and Miller Anderson & Sherrerd, LLP dated as of January 24, 1997. (Filed herewith)

 9(a) Opinion and consent of Counsel with respect to contract Form Nos. 91010, 93020 and 93021./4/

  (b) Opinion and Consent of Counsel with respect to Contract Form Nos. 95020 Rev 896 and 95021 Rev 896./14/

10         Consent of Independent Auditors.

11         None

12         None

13(a)(i) Computations of standardized average annual total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception./6/

     (ii) Computations of non-standardized total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception./6/

      (iii) Computations of non-standardized cumulative total returns for each Division available under Contract Form Nos. 93020 and 93021 for the one and five year periods ended December 31, 1995, and since inception./6/

      (iv) Computations of 30 day yield for the Domestic Income Division, the Government Division, and the Multiple Strategy Division available under Contract Form Nos. 93020 and 93021 for the one month period ended December 31, 1993./5/

      (v) Computations of seven day yield and effective yield for the Money Market Division available under Contract Form Nos. 93020 and 93021 for the seven day period ended December 31, 1993./5/

   (b)(i)(A) Computations of standardized average annual total returns for each Division available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception./17/

         (B) Computations of hypothetical historical standardized average annual total returns for the Emerging Growth, Enterprise, Domestic Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1995, and since inception./13/

         (C) Computation of hypothetical historical standardized average annual total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception./14/

         (D) Computations of hypothetical historical average annual total returns for the Growth and Income, Strategic Stock, Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception./17/

     (ii)(A) Computations of hypothetical historical non-standardized total returns for the Emerging Growth, Enterprise, Domestic Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31,1995, and since inception./13/

         (B) Computation of hypothetical historical non-standardized total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception./14/

         (C) Computations of hypothetical historical total returns for the Growth and Income, Strategic Stock, Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception./17/

    (iii)(A) Computations of hypothetical historical non-standardized cumulative total returns for the Emerging Growth, Enterprise, Domestic Income, Government, and Money Market Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1995, and since inception./13/

         (B) Computation of hypothetical historical non-standardized cumulative total returns for the Real Estate Securities Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1996, and since inception./14/

         (C) Computations of hypothetical historical cumulative total returns for the Growth and Income, Strategic Stock, Asian Equity, Emerging Markets Equity, Equity Growth, Global Equity, International Magnum, Fixed Income, High Yield, Mid Cap Value, and Value Divisions, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one and five year periods ended December 31, 1997, and since inception./17/

     (iv) Computations of hypothetical historical 30 day yield for the Domestic Income Division and the Government Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the one month period ended December 31, 1995./13/

     (v) Computations of hypothetical historical seven day yield and effective yield for the Money Market Division, available under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896 for the seven day period ended December 31, 1995./13/

14           Financial Data Schedule (See Exhibit 27 below).

15(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Devlin, Rashid, Reddick and Luther./2/

  (b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Robert S. Cauthen, Jr. in his capacity as a director and officer of American General Life Insurance Company./4/

  (c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by James R. Tuerff in his capacity as a director or officer of American General Life Insurance Company./6/

  (d) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Peter V. Tuters in his capacity as a director or officer of American General Life Insurance Company./5/

  (e) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Kelley, Pulliam, and Young./6/

  (f) Power of Attorney with respect to Registration Statements and Amendments thereto signed by George W. Bentham in his capacity as a director or officer of American General Life Insurance Company./7/

  (g) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Atnip and Newton./11/

  (h) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Rodney O. Martin, Jr. and Robert F. Herbert, Jr./12/

  (i) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and, where applicable, officers of American General Life Insurance Company: Messrs. Fravel and LaGrasse./14/

  (j) Power of attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as directors and where applicable, officers of American General Life Insurance Company: Messrs. D'Agostino, Imhoff and Polkinghorn./15/

16         Amended Statement of Exemptive Relief Relied Upon./12/

17 Representation Regarding Reasonableness of Fees and Charges Deducted Under the Contracts, under Contract Form Nos. 95020 Rev 896 and 95021 Rev 896.14 Exhibit 17 has been superseded by an undertaking that appears in item 32 hereof./13/

27 (Inapplicable because, notwithstanding item 24.(b) as to Exhibits, the Commission Staff has advised that no such Schedule is required.)

  /1/ Incorporated herein by reference to the initial filing of Registrant's Form N-4 Registration Statement (File No. 2-49805) on December 6, 1973.

  /2/ Previously filed in the initial filing of this Registration Statement (File No. 33-43390) on October 16, 1991. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

  /3/ Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 33-43390), filed on December 31, 1991.

  /4/ Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 33-43390), filed on April 30, 1992. (At least one Post-Effective Amendment filed subsequently inadvertently referred to Form No. 91010 as 93010.)

  /5/ Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 33-43390), filed on March 2, 1994.

  /6/ Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-43390), filed on April 28, 1995.

  /7/ Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 33-43390), filed on December 27, 1995.

  /8/ Included in Part A of Post-Effective Amendment No. 6 to this Registration Statement (File No. 33-43390), filed on March 14, 1996.

  /9/ Included in Part A of Post-Effective Amendment No. 7 to this Registration Statement (File No. 33-43390), filed on April 30, 1996.

  /10/ Included in Part A of this Amendment.

  /11/ Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 33-43390), filed on April 30, 1996.

  /12/ Previously filed in preliminary form in Post-Effective Amendment No. 9 to this Registration Statement (File No. 33-43390), filed on August 16, 1996.
These exhibits have not been filed in definitive form in reliance on Rule 483(d)(3) under the Securities Act of 1933.

  /13/ Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 33-43390), filed on November 1, 1996.

  /14/ Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 33-43390), filed on April 30, 1997).

  /15/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to Separate Account D's Registration Statement (File No. 333-40637), filed on February 12, 1998.

  /16/ Incorporated herein by reference to Post-Effective Amendment No. 23 to the Form N-4 Registration Statement of AGL's Separate Account A (File No. 33-44745), filed on April 24, 1998.

  /17/ Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement of AGL's Separate Account D (File No. 33-43390), filed on April 27, 1998.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

          Name and Principal          Positions and Offices
          Business Address            with the Depositor
-----------------------------------------------------------
          David A. Fravel             Director and
          2929 Allen Parkway          Executive Vice President
          Houston, Texas   77019

          Robert F. Herbert, Jr.      Director and
          2727-A Allen Parkway        Senior Vice President,
          Houston, TX   77019         Treasurer and Controller

          Royce G. Imhoff, II         Director and Senior
          2727-A Allen Parkway        Vice President and
          Houston, TX   77019         Chief Marketing Officer

          John V. LaGrasse            Director and
          2929 Allen Parkway          Executive Vice President-
          Houston, TX   77019         Chief Systems Officer

          Rodney O. Martin, Jr.       Director and
          2929 Allen Parkway          Chairman
          Houston, TX    77019

          Jon P. Newton               Director and
          2929 Allen Parkway          Vice Chairman
          Houston, TX   77019

          Philip K. Polkinghorn       Director,
          2929 Allen Parkway          Executive Vice President
          Houston, Texas   77019      and Chief Financial Officer

          Gary D. Reddick             Director and
          2929 Allen Parkway          Executive Vice President
          Houston, TX  77019

          Ronald H. Ridlehuber        Director, President and
          2727-A Allen Parkway        Chief Executive Officer
          Houston, TX  77019

          Wayne A. Barnard            Senior Vice President
          2727-A Allen Parkway        and Chief Actuary
          Houston, TX  77019

          F. Paul Kovach, Jr.         Senior Vice President-
          2727 Allen Parkway          Broker Dealers and FIMG
          Houston, TX  77019

          Simon J. Leech              Senior Vice President-
          2727-A Allen Parkway        Houston Service Center
          Houston, TX  77019

          Don M. Ward                 Senior Vice President-
          2727 Allen Parkway          Variable Products-Marketing
          Houston, TX  77019

          Farideh Farrokhi            Vice President & Assistant Controller-
          2727-A Allen Parkway        Financial Reporting and
          Houston, TX  77019          Fund Accounting

          Rosalia S. Nolan            Vice President-
          2727-A Allen Parkway        Policy Administration
          Houston, TX  77019

          Larry M. Robinson           Vice President-
          2727-A Allen Parkway        Variable Products-Marketing
          Houston, TX  77019

          Pauletta P. Cohn            Secretary
          2727 Allen Parkway
          Houston, TX  77019

          Joyce R. Bilski             Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Timothy M. Donovan          Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Karen Harper                Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Laura Milazzo               Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Patricia L. Myles           Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

          Linda Price                 Administrative Officer
          2727-A Allen Parkway
          Houston, TX  77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following is a list of American General Corporation's subsidiaries as of March 31, 1999. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).

                                                               Jurisdiction of
                       Name                                    Incorporation
-----------------------------------------------------------    ---------------
AGC Life Insurance Company....................................    Missouri
 American General Life and Accident Insurance Company/6/......    Tennessee
   Stylistic Distribution Corporation.........................    Delaware
   Millennium Distribution Corporation........................    Delaware
   New Age Distribution Corporation...........................    Delaware
   Good-To-Great Distribution Corporation.....................    Delaware
   Next Generation Distribution Corporation...................    Delaware
   New Technology Distribution Corporation....................    Delaware
   Life Application Distribution Corporation..................    Delaware
   American General Exchange, Inc.............................    Tennessee
   Independent Fire Insurance Company.........................    Florida
     American General Property Insurance Company of Florida...    Florida
 American General Life Insurance Company/7/...................    Texas
   American General Annuity Service Corporation...............    Texas
   American General Life Companies............................    Delaware
    American General Life Insurance Company of New York.......    New York
     The Winchester Agency Ltd................................    New York
   The Variable Annuity Life Insurance Company................    Texas
     PESCO Plus, Inc15........................................    Delaware
     American General Gateway Services, L.L.C/16/.............    Delaware
     The Variable Annuity Marketing Company...................    Texas
     VALIC Investment Services Company........................    Texas
     VALIC Retirement Services Company........................    Texas
     VALIC Trust Company......................................    Texas
 American General Property Insurance Company..................    Tennessee
 The Franklin Life Insurance Company..........................    Illinois
   The American Franklin Life Insurance Company...............    Illinois
   Franklin Financial Services Corporation....................    Delaware
 HBC Development Corporation..................................    Virginia
 Templeton American General Life of Bermuda, Ltd/14/..........    Bermuda
 Western National Corporation.................................    Delaware
   WNL Holding Corp...........................................    Delaware
     American General Annuity Insurance Company/8/............    Texas
     American General Assignment Corporation..................    Texas
 AGA Brokerage Services, Inc..................................    Delaware
     A.G. Investment Advisory Services, Inc...................    Delaware
     American General Financial Institution Group, Inc........    Delaware
     WNL Insurance Services, Inc..............................    Delaware
American General Corporation*.................................    Delaware
American General Delaware Management Corporation/1/...........    Delaware
American General Finance, Inc.................................    Indiana
 HSA Residential Mortgage Services of Texas, Inc..............    Delaware
 AGF Investment Corp..........................................    Indiana
 American General Auto Finance, Inc...........................    Delaware

 American General Finance Corporation/9/.......................   Indiana
   American General Finance Group, Inc.........................   Delaware
     American General Financial Services, Inc./10/.............   Delaware
       The National Life and Accident Insurance Company........   Texas
   Merit Life Insurance Co.....................................   Indiana
   Yosemite Insurance Company..................................   Indiana
 American General Finance, Inc.................................   Alabama
 American General Financial Center.............................   Utah
 American General Financial Center, Inc.*......................   Indiana
 American General Financial Center, Incorporated*..............   Indiana
 American General Financial Center Thrift Company*.............   California
 Thrift, Incorporated*.........................................   Indiana
American General Investment Advisory Services, Inc.*...........   Texas
American General Investment Holding Corporation/11/............   Delaware
American General Investment Management Corporation/11/.........   Delaware
American General Realty Advisors, Inc..........................   Delaware
American General Realty Investment Corporation.................   Texas
 AGLL Corporation/12/..........................................   Delaware
 American General Land Holding Company.........................   Delaware
   AG Land Associates, LLC/12/.................................   California
 GDI Holding, Inc.*/13/........................................   California
 Pebble Creek Service Corporation..............................   Florida
 SR/HP/CM Corporation..........................................   Texas
Green Hills Corporation........................................   Delaware
Knickerbocker Corporation......................................   Texas
 American Athletic Club, Inc...................................   Texas
Pavilions Corporation..........................................   Delaware
USLIFE Corporation.............................................   Delaware
 All American Life Insurance Company...........................   Illinois
 American General Assurance Company............................   Illinois
   American General Indemnity Company..........................   Nebraska
   USLIFE Credit Life Insurance Company of Arizona.............   Arizona
 American General Life Insurance Company of Pennsylvania.......   Pennsylvania
 I.C. Cal*.....................................................   California
 The Old Line Life Insurance Company of America................   Wisconsin
 The United States Life Insurance Company
  in the City of New York......................................   New York
 USLIFE Agency Services, Inc...................................   Illinois
   USMRP, Ltd..................................................   Turks & Caicos
 USLIFE Financial Institution Marketing Group, Inc.............   California
 USLIFE Insurance Services Corporation.........................   Texas
 USLIFE Realty Corporation.....................................   Texas
     USLIFE Real Estate Services Corporation...................   Texas
 USLIFE Systems Corporation....................................   Delaware

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                    NOTES

/1/ The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

/2/ On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
     Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

/3/ On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

/4/ On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

     Through their aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

/5/ Effective December 5, 1997, AGC and Grupo Nacional Provincial, S.A. ("GNP") completed the purchase by AGC of a 40% interest in Grupo Nacional Provincial Pensions S.A. de C.V., a new holding company formed by GNP, one of Mexico's largest financial services companies.

/6/ AGLA owns approximately 12% of Whirlpool Financial Corp. ("Whirlpool") preferred stock. AGLA's holdings in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool. The interests in Whirlpool (which is a corporation that is not associated with AGC) are held for investment purposes only.

/7/ AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

     American General Insurance Agency, Inc. (Missouri)

     American General Insurance Agency of Hawaii, Inc. (Hawaii)
     American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

 In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
     American General Insurance Agency of Ohio, Inc. (Ohio)
     American General Insurance Agency of Texas, Inc. (Texas)
     American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

/8/ AGA Series Trust is a Massachusetts business trust, all of the shares of which are held in the separate account of AGA for the benefit of AGA variable annuity policyholders.

/9/ American General Finance Corporation is the parent of an additional 48 wholly-owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, including those noted in footnote 10 below.

/10/ American General Financial Services, Inc. is the parent of an additional 7 wholly-owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

/11/ American General Investment Management, L.P. is jointly owned by AGIHC and
     AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

/12/ AG Land Associates, LLC is jointly owned by AGLH and AGLL.  AGLH holds a
     98.75% managing interest and AGLL owns a 1.25% managing interest.

/13/ AGRI owns only a 75% interest in GDI Holding, Inc.

/14/ AGCL owns 50% of the common stock of TAG Life. Templeton International,
     Inc., a Delaware corporation, owns the remaining 50% of TAG Life. Templeton International, Inc. is not affiliated with AGC.

/15/ VALIC holds 900 (90%) of the outstanding common shares. The Florida
     Education Association/United, a Florida teachers union and unaffiliated third party, holds the remaining 100 (10%) of the outstanding common shares.

/16/ VALIC holds (90%) of the outstanding common shares.  Gateway Investment
     Services, Inc., a California corporation and an unaffiliated third party, holds the remaining 10% of the outstanding common shares.

Company abbreviations as used in Item 26:

AAL        All American Life Insurance Company...................    IL
AAth       American Athletic Club, Inc............................   TX
AFLI       The American Franklin Life Insurance Company...........   IL
AGA        American General Annuity Insurance Company.............   TX
AGAC       American General Assurance Company.....................   IL
AGAS       American General Annuity Service Corporation...........   TX
AGBS       AGA Brokerage Services, Inc............................   DE
AGC        American General Corporation...........................   TX
AGCL       AGC Life Insurance Company.............................   MO
AGDMC      American General Delaware Management Corporation.......   DE
AGF        American General Finance, Inc..........................   IN
AGFC       American General Finance Corporation...................   IN
AGFCI      American General Financial Center, Incorporated........   IN
AGFCT      American General Financial Center Thrift Company.......   CA
AGFG       American General Finance Group, Inc....................   DE
AGF Inv    AGF Investment Corp....................................   IN
AGFn       American General Financial Center......................   UT
AGFnC      American General Financial Center, Inc.................   IN
AGFS       American General Financial Services, Inc...............   DE
AGGS       American General Gateway Services, L.L.C...............   DE
AGIA       American General Insurance Agency, Inc.................   MO
AGIAH      American General Insurance Agency of Hawaii, Inc.......   HI
AGIAM      American General Insurance Agency of
            Massachusetts, Inc....................................   MA
AGIAO      American General Insurance Agency of Ohio, Inc.........   OH
AGIAOK     American General Insurance Agency of Oklahoma, Inc.....   OK
AGIAS      A.G. Investment Advisory Services, Inc.................   DE
AGIAT      American General Insurance Agency of Texas, Inc........   TX
AGIHC      American General Investment Holding Corporation........   DE
AGIM       American General Investment Management, L.P............   DE
AGIMC      American General Investment Management Corporation.....   DE
AGIND      American General Indemnity Company.....................   NE
AGFIG      American General Financial Institution Group, Inc......   DE
AGL        American General Life Insurance Company................   TX
AGLC       American General Life Companies .......................   DE
AGLA       American General Life and Accident Insurance Company...   TN
AGLH       American General Land Holding Company..................   DE
AGLL       AGLL Corporation.......................................   DE
AGNY       American General Life Insurance Company of New York....   NY
AGPA       American General Life Insurance Company
            of Pennsylvania.......................................   PA

AGPIC      American General Property Insurance Company............   TN
AGRA       American General Realty Advisors, Inc..................   DE
AGRI       American General Realty Investment Corporation.........   TX
AGSI       American General Securities Incorporated...............   TX
AGX        American General Exchange, Inc.........................   TN
ASGN       American General Assignment Corporation................   TX
FFSC       Franklin Financial Services Corporation................   DE
FL         The Franklin Life Insurance Company....................   IL
GHC        Green Hills Corporation................................   DE
GGDC       Good-To-Great Distribution Corporation.................   DE
HBDC       HBC Development Corporation............................   VA
IFIC       Independent Fire Insurance Company.....................   FL
RMST       HSA Residential Mortgage Services of Texas, Inc........   DE
KC         Knickerbocker Corporation..............................   TX
LADC       Life Application Distribution Corporation..............   DE
ML         Merit Life Insurance Co................................   IN
MDC        Millennium Distribution Corporation....................   DE
NLA        The National Life and Accident Insurance Company.......   TX
NADC       New Age Distribution Corporation.......................   DE
NTDC       New Technology Distribution Corporation................   DE
NGDC       Next Generation Distribution Corporation...............   DE
OLL        The Old Line Life Insurance Company of America.........   WI
PAV        Pavilions Corporation..................................   DE
PCSC       Pebble Creek Service Corporation.......................   FL
PPI        PESCO Plus, Inc........................................   DE
PIFLA      American General Property Insurance Company of Florida.   FL
SRHP       SR/HP/CM Corporation...................................   TX
SDC        Stylistic Distribution Corporation.....................   DE
TAG Life   Templeton American General Life of Bermuda, Ltd........   BA
TI         Thrift, Incorporated...................................   IN
UAS        USLIFE Agency Services, Inc............................   IL
UC         USLIFE Corporation.....................................   DE
UCLA       USLIFE Credit Life Insurance Company of Arizona........   AZ
UFI        USLIFE Financial Institution Marketing Group, Inc......   CA
UIS        USLIFE Insurance Services Corporation..................   TX
URC        USLIFE Realty Corporation..............................   TX
USC        USLIFE Systems Corporation.............................   DE
USMRP      USMRP, Ltd.............................................   T&C
USL        The United States Life Insurance Company in the City of
             New York.............................................   NY
VALIC      The Variable Annuity Life Insurance Company............   TX
VAMCO      The Variable Annuity Marketing Company.................   TX

VISCO      VALIC Investment Services Company......................   TX
VRSCO      VALIC Retirement Services Company......................   TX
VTC        VALIC Trust Company....................................   TX
WA         The Winchester Agency Ltd..............................   NY
WIS        WNL Insurance Services, Inc............................   DE
WNC        Western National Corporation...........................   DE
WNLH       WNL Holding Corp.......................................   DE
YIC        Yosemite Insurance Company.............................   IN

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1998, there were 3491 owners of Contracts of the class presently offered by this Registration Statement.

ITEM 28.  INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting in behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances. No indemnification shall be made under section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or
(c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

      (a) Registrant's principal underwriter, American General Securities Incorporated, also acts as principal underwriter for American General Life Insurance Company of New York Separate Account E, American General Life Insurance Company Separate Account A and American General Life Insurance Company Separate Account VL-R.

      (b) The directors and principal officers of the principal underwriter are:

                                         Position and Offices
                                         with Underwriter,
            Name and Principal           American General
            Business Address             Securities Incorporated
            ----------------             -----------------------
            F. Paul Kovach, Jr.          Director and Chairman,
            American General Securities  President and Chief Executive Officer
              Incorporated
            2727 Allen Parkway
            Houston, TX 77019

            Royce G. Imhoff, II          Director
            American General Life
              Companies
            2727-A Allen Parkway
            Houston, Texas 77019

            Rodney O. Martin, Jr.        Director and Vice Chairman
            American General Life
              Companies
            2929 Allen Parkway
            Houston, TX 77019

            John A. Kalbaugh             Vice President - Chief Marketing
            American General Life        Officer
              Companies
            2727 Allen Parkway
            Houston, TX 77019

            Robert M. Roth               Vice President -
            American General Securities  Administration and Compliance,
              Incorporated               Treasurer and Secretary
            2727 Allen Parkway
            Houston, TX  77019

            Pauletta P. Cohn             Assistant Secretary
            American General Life
              Companies
            2727 Allen Parkway
            Houston, TX  77019

            Robert F. Herbert            Assistant Treasurer
            American General Life
              Companies
            2727-A Allen Parkway
            Houston, Texas 77019

            K. David Nunley              Assistant Associate Tax Officer
            American General Life
              Companies
            2727-A Allen Parkway
            Houston, Texas 77019

            (c) Not Applicable.

ITEM 30.  LOCATION OF RECORDS

    All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

ITEM 32.  UNDERTAKINGS

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(A) OF THE INVESTMENT COMPANY ACT OF 1940

AGL represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AGL.

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Philip K. Polkinghorn, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this amended Registration Statement, which amendment or amendments may make such changes and additions to this amended Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                 SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 19th day of April, 1999.


                              AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              SEPARATE ACCOUNT D
                              (Registrant)

                         BY:  AMERICAN GENERAL LIFE INSURANCE
                              COMPANY
                              (On behalf of the Registrant and itself)

                         BY:  /s/ ROBERT F. HERBERT, JR.
                              --------------------------
                              Robert F. Herbert, Jr.
                              Senior Vice President, Treasurer and
                                Controller
[SEAL]

ATTEST: BY /s/ PAULETTA P. COHN
           ---------------------
           Pauletta P. Cohn
           Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                  Title                               Date
---------                  -----                               ----

/s/ RONALD H. RIDLEHUBER   Principal Executive Officer and     April 19, 1999
-------------------------  Director
Ronald H. Ridlehuber



/S/ PHILIP K. POLKINGHORN  Principal Financial Officer and     April 19, 1999
-------------------------  Director
Philip K. Polkinghorn



/s/ ROBERT F. HERBERT, JR. Principal Accounting Officer and    April 19, 1999
-------------------------- Director
Robert F. Herbert, Jr.



/s/ DAVID A. FRAVEL        Director                            April 19, 1999
--------------------------
David A. Fravel



/s/ ROYCE G. IMHOFF II     Director                            April 19, 1999
--------------------------
Royce G. Imhoff, II



/s/ JOHN V. LAGRASSE       Director                            April 19, 1999
--------------------------
John V. LaGrasse



/s/ RODNEY O. MARTIN, JR.  Director                            April 19, 1999
--------------------------
Rodney O. Martin, Jr.



                           Director                            April   , 1999
--------------------------
Jon P. Newton



/s/ GARY D. REDDICK        Director                            April 19, 1999
--------------------------
Gary D. Reddick

                                 EXHIBIT INDEX
                                 -------------

5(a)(iv) Specimen form of Application, amended October 1, 1998, for Contract Form Nos. 95020 Rev 896 and 95021 Rev 896.

5(c)(x)     Specimen form for Special Dollar Averaging Plans.  (Filed herewith)

8(b) Administrative Services Agreement between American General Life Insurance Company and Van Kampen Asset Management, Inc. dated as of December 1, 1998.

(c) Administrative Services Agreement by and among American General Life Insurance Company, Morgan Stanley Assets Management Inc., and Miller Anderson & Sherrerd, LLP dated as of January 24, 1997.

10          Consent of Independent Auditors.